UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2017

CAI-QTLY-0317
1.813054.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,511	$1,306
Nonconvertible Bonds - 64.1%
Aerospace - 0.5%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	10,820	11,280
KLX, Inc. 5.875% 12/1/22 (a)	27,955	29,283
TransDigm, Inc. 6.375% 6/15/26 (a)	10,825	10,663
Triumph Group, Inc. 4.875% 4/1/21	3,340	3,181
		54,407
Air Transportation - 0.5%
Air Canada 5.375% 11/15/22 (a)	2,651	2,704
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,442
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	1,458	1,531
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	8,205	9,272
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	4,141	4,125
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,572	1,646
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	9,709	11,166
Series 2012-2 Class B, 6.75% 12/3/22	2,970	3,222
Series 2013-1 Class B, 5.375% 5/15/23	4,037	4,168
XPO Logistics, Inc. 6.125% 9/1/23 (a)	8,900	9,189
		50,465
Automotive - 0.1%
International Automotive Components Group SA 9.125% 6/1/18 (a)	10,150	10,175
Automotive & Auto Parts - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (a)	11,405	11,491
Exide Technologies 11% 4/30/20 pay-in-kind	2,411	1,853
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (a)(b)	2,530	2,486
Lear Corp. 4.75% 1/15/23	12,337	12,830
LKQ Corp. 4.75% 5/15/23	2,190	2,193
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,522
Tenneco, Inc. 5% 7/15/26	8,345	8,334
		47,709
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,192
4.625% 3/30/25	37,190	36,725
5.125% 9/30/24	85,095	87,410
8% 11/1/31	179,366	213,004
General Motors Acceptance Corp. 8% 11/1/31	20,638	24,508
		383,839
Broadcasting - 1.1%
AMC Networks, Inc. 4.75% 12/15/22	5,930	6,049
CBS Radio, Inc. 7.25% 11/1/24 (a)	7,525	7,840
Clear Channel Communications, Inc.:
9% 3/1/21	4,490	3,356
10% 1/15/18	11,660	9,124
11.25% 3/1/21	29,895	23,393
14% 2/1/21 pay-in-kind (b)	11,904	4,345
iHeartCommunications, Inc. 10.625% 3/15/23	29,269	23,049
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	4,925	4,965
5.375% 4/15/25 (a)	12,000	12,210
5.375% 7/15/26 (a)	11,315	11,499
Tegna, Inc. 5.5% 9/15/24 (a)	8,440	8,551
		114,381
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	3,005	3,091
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,846
		8,937
Cable/Satellite TV - 2.7%
Altice SA:
7.625% 2/15/25 (a)	30,480	32,233
7.75% 5/15/22 (a)	67,520	71,656
Altice U.S. Finance SA 5.5% 5/15/26 (a)	11,375	11,659
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	31,815
5.125% 5/1/23 (a)	14,050	14,577
5.375% 5/1/25 (a)	14,050	14,630
5.5% 5/1/26 (a)	17,605	18,441
5.75% 9/1/23	9,495	9,946
5.75% 1/15/24	11,275	11,839
5.75% 2/15/26 (a)	20,340	21,554
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,722
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	6,335	6,739
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,683
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(b)	2,757	2,799
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,175	1,183
6% 1/15/27 (a)	11,435	11,345
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	22,875	22,789
		296,610
Chemicals - 1.5%
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (a)	7,250	8,247
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	82,779
4.69% 4/24/22	28,622	25,187
10% 10/15/20 (c)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	85,120	0
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	4,290
Platform Specialty Products Corp.:
6.5% 2/1/22 (a)	10,570	10,781
10.375% 5/1/21 (a)	3,490	3,874
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	12,749
Valvoline Finco Two LLC 5.5% 7/15/24 (a)	4,170	4,379
Versum Materials, Inc. 5.5% 9/30/24 (a)	5,910	6,146
		158,432
Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	7,458
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)	37,745	37,745
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	11,680	12,206
		57,409
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	11,410	11,517
6% 6/30/21 (a)	7,260	7,478
6% 2/15/25 (a)	19,450	19,572
7.25% 5/15/24 (a)	20,265	21,709
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	4,335	4,443
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,475
7.5% 12/15/96	12,871	13,112
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	22,890	23,410
7% 7/15/24 (a)	6,635	7,070
8.25% 2/15/21 (b)	6,310	6,496
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,223
		125,505
Diversified Financial Services - 4.6%
Adient Global Holdings Ltd. 4.875% 8/15/26 (a)	11,400	11,193
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,777
4.625% 7/1/22	26,885	28,200
5% 10/1/21	5,730	6,106
Aircastle Ltd.:
5% 4/1/23	6,445	6,542
5.5% 2/15/22	10,600	11,129
BCD Acquisition, Inc. 9.625% 9/15/23 (a)	17,085	18,281
CIT Group, Inc.:
5% 8/15/22	17,330	18,153
5.375% 5/15/20	21,665	23,046
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	7,120	7,521
Hexion U.S. Finance Corp. 10.375% 2/1/22 (a)(d)	4,420	4,508
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	73,165	73,256
6% 8/1/20	20,090	20,582
6.25% 2/1/22 (a)	5,550	5,592
6.75% 2/1/24 (a)	10,075	10,040
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	9,220	9,566
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,964
5.875% 8/15/22	23,400	25,852
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	6,970
5.75% 8/15/25 (a)	7,185	7,612
Navient Corp. 5.875% 10/25/24	28,294	26,101
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	61,805	66,981
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)(d)	10,425	10,399
SLM Corp.:
5.5% 1/25/23	44,765	42,247
6.125% 3/25/24	9,105	8,616
7.25% 1/25/22	24,350	25,050
Springleaf Financial Corp.:
7.75% 10/1/21	1,715	1,788
8.25% 12/15/20	8,550	9,181
		501,253
Diversified Media - 0.6%
Liberty Media Corp.:
8.25% 2/1/30	25,528	26,804
8.5% 7/15/29	16,125	17,899
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,301
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,571
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,152	2,211
		69,786
Energy - 9.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,850
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (a)	18,325	21,738
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (a)	4,420	4,519
Antero Resources Corp.:
5.125% 12/1/22	840	846
5.625% 6/1/23 (Reg. S)	10,850	11,067
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,983
Callon Petroleum Co. 6.125% 10/1/24 (a)	4,090	4,330
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,594
Chaparral Energy, Inc. 9.875% 10/1/20 (c)	3,940	3,940
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	14,620	15,461
7% 6/30/24 (a)	13,100	14,623
Chesapeake Energy Corp.:
5.75% 3/15/23	17,100	16,416
8% 12/15/22 (a)	42,695	45,577
8% 1/15/25 (a)	14,800	15,161
Citgo Holding, Inc. 10.75% 2/15/20 (a)	22,810	24,368
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	7,795
Concho Resources, Inc. 4.375% 1/15/25	11,660	11,922
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	19,328
6.25% 4/1/23	9,260	9,561
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,180
Denbury Resources, Inc.:
4.625% 7/15/23	11,210	8,954
5.5% 5/1/22	18,370	15,752
6.375% 8/15/21	15,820	14,475
Diamondback Energy, Inc. 4.75% 11/1/24 (a)	6,900	6,891
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	9,993
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	11,166
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,321
Ensco PLC:
4.5% 10/1/24	12,210	10,928
5.2% 3/15/25	7,540	6,824
5.75% 10/1/44	10,983	8,814
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,145	1,031
8% 11/29/24 (a)	6,315	6,820
9.375% 5/1/20	10,025	10,025
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	7,230
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,914
Forbes Energy Services Ltd. 9% 6/15/19 (c)	10,305	6,183
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	14,009
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,777
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	206
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	9,771
5.75% 10/1/25 (a)	11,285	11,384
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,484
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	6,029
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	27,205	24,076
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	9,390	9,777
MPLX LP:
4.875% 12/1/24	16,745	17,566
5.5% 2/15/23	7,055	7,354
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,569
5.625% 7/1/24	1,550	1,631
Noble Holding International Ltd.:
4.625% 3/1/21	1,124	1,073
6.2% 8/1/40	4,305	3,358
7.2% 4/1/25 (b)	9,635	9,539
8.2% 4/1/45 (b)	2,130	1,973
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,674
Parsley Energy LLC/Parsley 6.25% 6/1/24 (a)	2,055	2,209
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,171
8.25% 2/15/20	19,835	20,306
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,603
PDC Energy, Inc. 6.125% 9/15/24 (a)	3,555	3,715
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)(c)	23,570	1,061
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,308
Range Resources Corp. 5% 3/15/23 (a)	18,145	18,009
Rice Energy, Inc.:
6.25% 5/1/22	20,020	20,771
7.25% 5/1/23	9,808	10,519
RSP Permian, Inc. 6.625% 10/1/22	4,715	4,980
Sabine Pass Liquefaction LLC:
5% 3/15/27 (a)	17,145	17,981
5.875% 6/30/26 (a)	17,145	19,010
SemGroup Corp. 7.5% 6/15/21	8,325	8,658
SM Energy Co.:
5.625% 6/1/25	5,480	5,343
6.75% 9/15/26	4,550	4,732
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,205
8% 3/1/32	12,475	16,114
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,885
Southwestern Energy Co. 4.1% 3/15/22	17,110	15,870
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,363
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	16,355	16,769
6.375% 4/1/23	7,815	8,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)	5,750	5,951
5.375% 2/1/27 (a)	5,750	5,958
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	12,458
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,600
TerraForm Power Operating LLC:
6.375% 2/1/23 (a)(b)	30,835	31,683
6.625% 6/15/25 (a)(b)	7,915	8,232
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	2,890	3,024
6.375% 5/1/24	4,570	4,964
Trinidad Drilling Ltd.:
6.625% 2/15/25 (a)(d)	4,720	4,826
7.875% 1/15/19 (a)	4,031	4,051
Unit Corp. 6.625% 5/15/21	2,202	2,185
Weatherford International Ltd.:
7.75% 6/15/21	11,415	11,786
8.25% 6/15/23	9,700	9,894
9.875% 2/15/24 (a)	5,165	5,578
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	13,025	14,132
Western Refining, Inc. 6.25% 4/1/21	27,830	28,908
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,591
6% 1/15/22	21,830	22,703
		1,040,958
Entertainment/Film - 0.3%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (a)	9,580	9,772
AMC Entertainment, Inc. 5.75% 6/15/25	3,205	3,309
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,463
5.625% 2/15/24	2,570	2,682
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	3,865	3,933
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	20,134	14,868
		37,027
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	10,140	10,317
Covanta Holding Corp. 5.875% 3/1/24	7,775	7,736
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (a)	9,525	9,882
		27,935
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	21,255	21,122
6.625% 6/15/24 (a)	14,645	15,263
Albertsons, Inc.:
7.45% 8/1/29	13,240	12,909
8% 5/1/31	12,364	12,117
8.7% 5/1/30	1,710	1,757
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (a)(b)	15,260	9,309
9.25% 2/15/19 (a)	24,122	19,896
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	16,350	16,565
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	11,295	9,036
		117,974
Food/Beverage/Tobacco - 1.8%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,813
ESAL GmbH 6.25% 2/5/23 (a)	28,980	28,916
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	3,224
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	39,664
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	20,586
5.875% 7/15/24 (a)	6,030	6,226
7.25% 6/1/21 (a)	7,350	7,593
8.25% 2/1/20 (a)	7,110	7,288
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	7,660	7,679
4.875% 11/1/26 (a)	7,740	7,750
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	13,985	14,081
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	16,466
6% 12/15/22 (a)	6,040	6,342
7.75% 3/15/24 (a)	9,195	10,178
8% 7/15/25 (a)	4,595	5,169
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,275
		196,250
Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	73,630	79,520
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)(d)	2,820	2,901
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (a)	6,770	7,066
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (b)	38,815	40,513
11% 10/1/21 (b)	55,505	60,362
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	2,295	2,298
Scientific Games Corp. 10% 12/1/22	22,999	23,565
		216,225
Healthcare - 4.2%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	5,176
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,849
AmSurg Corp. 5.625% 7/15/22	6,995	7,205
Community Health Systems, Inc.:
6.875% 2/1/22	40,365	29,366
7.125% 7/15/20	14,580	11,956
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,846
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (a)	6,825	7,149
Envision Healthcare Corp. 6.25% 12/1/24 (a)	11,515	12,120
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,844
5.25% 6/15/26	14,055	14,652
5.375% 2/1/25	22,530	22,981
5.875% 5/1/23	33,560	35,741
5.875% 2/15/26	29,610	30,794
7.5% 2/15/22	10,725	12,200
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,408
5.75% 11/1/24	22,135	22,495
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	5,929
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	12,870
Horizon Pharma, Inc. 8.75% 11/1/24 (a)	8,030	8,251
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,962
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	6,468
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,030	3,959
6.375% 2/15/22	9,445	9,776
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	8,803
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	12,857	13,275
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	4,945
Surgery Center Holdings, Inc. 8.875% 4/15/21 (a)	11,400	12,341
Tenet Healthcare Corp.:
6.75% 6/15/23	13,245	12,517
6.875% 11/15/31	23,140	18,714
7.5% 1/1/22 (a)	6,590	7,068
8.125% 4/1/22	14,975	15,125
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (a)(d)	17,340	17,037
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	42,000	31,973
6.75% 8/15/21 (a)	2,029	1,715
Vizient, Inc. 10.375% 3/1/24 (a)	12,515	14,236
		455,746
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	6,572
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	5,160
CBRE Group, Inc. 5% 3/15/23	27,545	28,431
Howard Hughes Corp. 6.875% 10/1/21 (a)	24,190	25,490
Mattamy Group Corp. 6.875% 12/15/23 (a)	8,755	9,018
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	3,545	3,545
6.125% 4/1/25 (a)	3,545	3,567
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	15,151
5.875% 4/15/23 (a)	8,405	8,741
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	24,115
5.625% 1/15/24	3,075	3,231
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,792
5.875% 6/15/24	16,130	16,695
William Lyon Homes, Inc. 5.875% 1/31/25 (a)	7,125	7,080
		163,588
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,263
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,368
6% 6/1/25	22,215	23,381
Playa Resorts Holding BV 8% 8/15/20 (a)	11,880	12,504
		47,516
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	28,500	30,103
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	23,694
		53,797
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	3,862
Carlson Travel, Inc. 6.75% 12/15/23 (a)	4,355	4,524
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	7,365	7,733
Silversea Cruises 7.25% 2/1/25 (a)	4,765	4,897
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	7,565	7,801
7.25% 11/30/21 (a)	19,685	20,796
		49,613
Metals/Mining - 1.6%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (a)	7,705	8,336
7% 9/30/26 (a)	6,385	6,992
Aleris International, Inc. 6% 6/1/20 (a)	151	151
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	3,500	3,706
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	15,045	15,431
7% 2/15/21 (a)	13,590	13,930
7.25% 5/15/22 (a)	7,715	7,869
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,320
3.875% 3/15/23	17,075	15,752
5.4% 11/14/34	5,430	4,743
5.45% 3/15/43	35,380	30,427
6.75% 2/1/22 (a)	16,510	17,212
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	7,182
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,930	4,167
7.875% 11/1/22 (a)	570	621
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (a)(c)	41	0
Murray Energy Corp. 11.25% 4/15/21 (a)	29,095	21,130
New Gold, Inc. 7% 4/15/20 (a)	3,050	3,081
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)(b)	3,255	3,239
		169,289
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (a)	4,105	4,177
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	5,230	5,317
NewPage Corp.:
0% 5/1/12 (b)(c)	6,337	0
11.375% 12/31/2114 (c)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21	17,025	17,153
		26,647
Publishing/Printing - 0.7%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	19,915	16,928
Cenveo Corp. 6% 8/1/19 (a)	6,545	5,825
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	35,315	32,711
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	23,575	22,396
		77,860
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	8,800	8,965
5.25% 6/1/26 (a)	8,800	8,903
Landry's Acquisition Co. 6.75% 10/15/24 (a)	9,190	9,466
		27,334
Services - 1.3%
APX Group, Inc.:
7.875% 12/1/22 (a)(d)	8,810	9,559
7.875% 12/1/22	17,920	19,443
8.75% 12/1/20	19,025	19,738
Everi Payments, Inc. 10% 1/15/22	11,085	10,919
Garda World Security Corp.:
7.25% 11/15/21 (a)	2,745	2,628
7.25% 11/15/21 (a)	4,645	4,448
Laureate Education, Inc. 10% 9/1/19 (a)(b)	61,085	63,757
NES Rentals Holdings, Inc. 7.875% 5/1/18 (a)	3,020	3,043
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	3,510	3,585
TMS International Corp. 7.625% 10/15/21 (a)	2,170	2,165
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,389
		146,674
Steel - 0.3%
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	7,500	8,475
United States Steel Corp. 8.375% 7/1/21 (a)	24,580	27,284
		35,759
Super Retail - 0.9%
CST Brands, Inc. 5% 5/1/23	2,640	2,736
Hanesbrands, Inc.:
4.625% 5/15/24 (a)	5,710	5,653
4.875% 5/15/26 (a)	5,710	5,624
L Brands, Inc. 6.875% 11/1/35	13,095	12,768
Netflix, Inc.:
4.375% 11/15/26 (a)	11,520	11,304
5.375% 2/1/21 (a)	7,725	8,295
5.75% 3/1/24	12,225	13,157
5.875% 2/15/25	27,663	30,014
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,554
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,095
		94,200
Technology - 4.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	23,415	25,757
BMC Software Finance, Inc. 8.125% 7/15/21 (a)	9,134	8,814
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,476
Camelot Finance SA 7.875% 10/15/24 (a)	5,065	5,356
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	11,149
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	4,862
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (a)	26,160	29,463
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	20,262
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,360
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	15,935	17,210
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)	4,060	4,263
Lucent Technologies, Inc.:
6.45% 3/15/29	53,529	55,825
6.5% 1/15/28	19,936	20,733
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	4,496
5.25% 1/15/24 (a)	9,585	9,623
5.5% 2/1/25	30,765	30,919
5.625% 1/15/26 (a)	8,440	8,453
5.875% 2/15/22	6,735	7,000
7.5% 9/15/23 (a)	10,485	11,638
Microsemi Corp. 9.125% 4/15/23 (a)	4,575	5,307
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (a)	5,175	5,447
5.75% 3/15/23 (a)	15,325	16,130
Open Text Corp. 5.875% 6/1/26 (a)	8,535	8,940
Parametric Technology Corp. 6% 5/15/24	3,490	3,717
Qorvo, Inc.:
6.75% 12/1/23	8,570	9,341
7% 12/1/25	25,960	28,686
Sensata Technologies BV:
4.875% 10/15/23 (a)	610	623
5% 10/1/25 (a)	11,210	11,204
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,371
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24(a)	29,985	34,108
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,318
		430,851
Telecommunications - 11.5%
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	27,836
6.625% 2/15/23 (a)	20,740	21,725
7.5% 5/15/26 (a)	21,660	22,851
Altice Finco SA 8.125% 1/15/24 (a)	21,880	23,248
Citizens Communications Co.:
7.875% 1/15/27	9,275	7,814
9% 8/15/31	13,178	11,362
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,585
Digicel Group Ltd.:
6% 4/15/21 (a)	2,020	1,883
6.75% 3/1/23 (a)	1,900	1,766
7% 2/15/20 (a)	2,110	2,060
7.125% 4/1/22 (a)	42,670	34,117
8.25% 9/30/20 (a)	21,044	18,650
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	6,240	6,505
Frontier Communications Corp. 11% 9/15/25	22,810	23,067
GCI, Inc. 6.875% 4/15/25	10,905	11,341
GTT Escrow Corp. 7.875% 12/31/24 (a)	5,565	5,829
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	38,752
7.25% 10/15/20	39,625	31,106
7.5% 4/1/21	21,110	16,360
j2 Global, Inc. 8% 8/1/20	7,245	7,553
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	11,954
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,324
5.375% 5/1/25	11,240	11,472
Millicom International Cellular SA:
6% 3/15/25 (a)	10,745	10,941
6.625% 10/15/21 (a)	6,275	6,557
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	24,182
10.125% 1/15/23 (a)	22,930	26,585
10.875% 10/15/25 (a)	54,425	64,766
Sable International Finance Ltd. 6.875% 8/1/22 (a)	47,295	49,630
SFR Group SA:
6% 5/15/22 (a)	122,140	125,652
6.25% 5/15/24 (a)	75,510	75,982
7.375% 5/1/26 (a)	44,795	45,971
Sprint Capital Corp.:
6.875% 11/15/28	11,304	11,643
8.75% 3/15/32	8,446	9,692
Sprint Communications, Inc. 6% 11/15/22	28,255	28,679
Sprint Corp.:
7.125% 6/15/24	56,633	59,181
7.625% 2/15/25	32,350	34,675
7.875% 9/15/23	29,545	32,278
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,827
6% 4/15/24	17,090	18,158
6.375% 3/1/25	76,286	82,484
6.5% 1/15/24	50,680	54,613
6.625% 4/1/23	46,480	49,394
6.836% 4/28/23	13,357	14,259
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	9,010	9,663
U.S. West Communications:
7.25% 9/15/25	1,480	1,590
7.25% 10/15/35	5,745	5,586
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,109
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	7,650	7,832
6% 4/1/23	11,035	11,532
		1,250,621
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,850	2,586
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	9,404
Teekay Corp. 8.5% 1/15/20	21,637	21,312
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (c)	1,065	186
		33,488
Utilities - 3.5%
Dynegy, Inc.:
7.375% 11/1/22	36,240	35,787
7.625% 11/1/24	41,495	39,524
8% 1/15/25 (a)	14,375	13,800
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)	7,994	6,035
11.25% 11/1/17 pay-in-kind (b)(c)	147	111
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)	74,350	99,258
12.25% 3/1/22 (a)(b)(c)	83,211	113,374
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,396
4.4% 4/1/24	8,560	8,588
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,618
7% 6/15/23	11,295	11,097
InterGen NV 7% 6/30/23 (a)	4,475	4,083
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	5,475	5,585
PPL Energy Supply LLC 6.5% 6/1/25	8,945	7,223
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	11,305	10,938
TXU Corp.:
5.55% 11/15/14 (c)	4,137	496
6.5% 11/15/24 (c)	39,570	4,748
6.55% 11/15/34 (c)	74,878	8,985
		380,646

TOTAL NONCONVERTIBLE BONDS		6,958,906

TOTAL CORPORATE BONDS
(Cost $6,658,205)		6,960,212
	Shares	Value (000s)

Common Stocks - 21.5%
Air Transportation - 0.5%
Air Canada (e)	3,438,100	35,326
Delta Air Lines, Inc.	422,100	19,940

TOTAL AIR TRANSPORTATION		55,266

Automotive & Auto Parts - 1.7%
Adient PLC (e)	328,200	20,837
Allison Transmission Holdings, Inc.	826,600	28,914
Chassix Holdings, Inc. (e)	677,217	22,782
Chassix Holdings, Inc. warrants 7/29/20 (e)	37,382	348
Delphi Automotive PLC	304,000	21,298
Exide Technologies (e)	9,824	0
Exide Technologies (e)	32,746	0
General Motors Co.	11,348	415
Lear Corp.	480,500	68,274
Tenneco, Inc.	320,700	21,631

TOTAL AUTOMOTIVE & AUTO PARTS		184,499

Broadcasting - 1.0%
DISH Network Corp. Class A (e)	936,000	55,383
Sinclair Broadcast Group, Inc. Class A	1,638,900	55,313

TOTAL BROADCASTING		110,696

Building Materials - 0.0%
Ply Gem Holdings, Inc. (e)	41,200	665
Cable/Satellite TV - 0.4%
Naspers Ltd. Class N	290,300	46,248
Capital Goods - 0.2%
AECOM (e)	601,700	22,221
Chemicals - 0.7%
LyondellBasell Industries NV Class A	462,645	43,151
Platform Specialty Products Corp. (e)	2,414,600	29,313

TOTAL CHEMICALS		72,464

Consumer Products - 0.3%
Newell Brands, Inc.	412,639	19,530
Reddy Ice Holdings, Inc. (e)	496,439	139
Revlon, Inc. (e)	468,800	15,681

TOTAL CONSUMER PRODUCTS		35,350

Diversified Financial Services - 0.3%
OneMain Holdings, Inc. (e)	1,446,000	32,361
Penson Worldwide, Inc. Class A (e)	10,322,034	0
PJT Partners, Inc.	5,092	162

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,523

Energy - 0.5%
Chaparral Energy, Inc. rights 2/10/17 (e)	13,835	0
Crestwood Equity Partners LP	151,525	4,159
Forbes Energy Services Ltd. (Escrow) (f)	1,729,768	1,730
Goodrich Petroleum Corp.	129,527	1,820
Hornbeck Offshore Services, Inc. (e)	280,600	2,034
Ovation Acquisition I LLC (e)(g)	3,002,269	0
Rice Energy, Inc. (e)	1,041,000	20,643
Southwestern Energy Co. (e)	2,230,100	20,093

TOTAL ENERGY		50,479

Entertainment/Film - 0.3%
Cinemark Holdings, Inc.	769,600	32,708
Food/Beverage/Tobacco - 0.3%
JBS SA	8,656,800	32,692
Gaming - 1.6%
International Game Technology PLC	1,020,900	26,962
Melco Crown Entertainment Ltd. sponsored ADR	1,184,400	19,945
Red Rock Resorts, Inc. (a)	5,217,651	122,510

TOTAL GAMING		169,417

Healthcare - 2.2%
Alexion Pharmaceuticals, Inc. (e)	247,900	32,396
Allergan PLC	279,400	61,158
Envision Healthcare Corp. (e)	522,300	35,516
HCA Holdings, Inc. (e)	1,085,400	87,136
HealthSouth Corp.	34	1
Patheon NV	569,000	16,325
Rotech Healthcare, Inc. (e)	185,710	2,095

TOTAL HEALTHCARE		234,627

Homebuilders/Real Estate - 0.5%
American Tower Corp.	11,612	1,202
CalAtlantic Group, Inc.	400,000	13,948
PulteGroup, Inc.	820,000	17,638
Realogy Holdings Corp.	51,500	1,334
Taylor Morrison Home Corp. (e)	915,400	17,759

TOTAL HOMEBUILDERS/REAL ESTATE		51,881

Hotels - 0.4%
Extended Stay America, Inc. unit	2,289,700	37,116
Metals/Mining - 0.2%
Aleris Corp. (e)(g)	127,520	1,210
Freeport-McMoRan, Inc. (e)	1,385,000	23,060
Mirabela Nickel Ltd. (e)	6,852,955	0

TOTAL METALS/MINING		24,270

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(g)	127,577	297
Services - 2.1%
Air Lease Corp. Class A	549,800	20,002
Expedia, Inc.	187,000	22,737
HD Supply Holdings, Inc. (e)	1,088,200	46,031
MasterCard, Inc. Class A	412,300	43,840
Penhall Acquisition Co.:
Class A (e)	26,163	2,128
Class B (e)	8,721	709
United Rentals, Inc. (e)	742,700	93,959
WP Rocket Holdings, Inc. (e)(g)	25,255,077	1,515

TOTAL SERVICES		230,921

Super Retail - 0.3%
Arena Brands Holding Corp. Class B (e)(g)	659,302	864
Priceline Group, Inc. (e)	19,300	30,400

TOTAL SUPER RETAIL		31,264

Technology - 6.6%
Adobe Systems, Inc. (e)	256,400	29,071
Alphabet, Inc. Class A (e)	107,300	88,006
Broadcom Ltd.	292,000	58,254
CDW Corp.	873,400	44,989
CommScope Holding Co., Inc. (e)	798,000	30,180
Cypress Semiconductor Corp.	24,992	295
Electronic Arts, Inc. (e)	310,300	25,888
Facebook, Inc. Class A (e)	618,500	80,603
First Data Corp. Class A (e)	1,594,089	24,453
Global Payments, Inc.	293,124	22,653
MagnaChip Semiconductor Corp. (e)	219,804	1,890
Microsemi Corp. (e)	733,000	38,959
NXP Semiconductors NV (e)	624,685	61,125
ON Semiconductor Corp. (e)	818,338	10,900
PayPal Holdings, Inc. (e)	630,400	25,077
Qorvo, Inc. (e)	1,339,397	86,003
Skyworks Solutions, Inc.	987,934	90,633

TOTAL TECHNOLOGY		718,979

Telecommunications - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (e)	643,800	65,223
Qualcomm, Inc.	460,000	24,578
T-Mobile U.S., Inc. (e)	978,600	60,937

TOTAL TELECOMMUNICATIONS		150,738

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (g)	598,287	4,116
U.S. Shipping Partners Corp. (e)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		4,116

Utilities - 0.0%
Portland General Electric Co.	14,817	646
TOTAL COMMON STOCKS
(Cost $1,945,908)		2,330,083

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)	199,717	1,603
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	10,289

TOTAL CONVERTIBLE PREFERRED STOCKS		11,892

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (g)	265,905,500	2,659
TOTAL PREFERRED STOCKS
(Cost $24,035)		14,551
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.8%
Automotive & Auto Parts - 0.1%
Caliber Holdings Corp. Tranche 2LN, term loan 1/25/25 (h)	290	293
Chassix, Inc. term loan 12% 7/29/19	8,442	8,442

TOTAL AUTOMOTIVE & AUTO PARTS		8,735

Consumer Services - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.25% 1/13/25 (b)	350	355
Energy - 0.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	6,232	6,232
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	10,150	11,413
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	14,200	15,525
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	22,645	16,672

TOTAL ENERGY		49,842

Gaming - 0.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	14,117	14,238
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	41,214	41,411

TOTAL GAMING		55,649

Healthcare - 0.2%
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	22,985	23,176
Metals/Mining - 0.5%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	23,214	21,995
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (c)	28,760	29,055

TOTAL METALS/MINING		51,050

Services - 0.2%
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (b)	4,850	4,899
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	12,966	13,020

TOTAL SERVICES		17,919

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	5,183	1,831
Super Retail - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (b)	11,405	11,398
Technology - 0.6%
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (b)	17,300	17,445
Kronos, Inc. term loan 9.25% 11/1/24 (b)	19,695	20,325
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	3,160	3,176
10% 1/20/25 (b)	7,235	7,177
Sophia L.P. term loan 4.25% 9/30/22 (b)	22,462	22,490

TOTAL TECHNOLOGY		70,613

Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	11,073	11,081
TOTAL BANK LOAN OBLIGATIONS
(Cost $289,285)		301,649

Preferred Securities - 5.6%
Banks & Thrifts - 5.6%
Bank of America Corp.:
5.125% (b)(i)	28,140	28,357
5.2% (b)(i)	55,385	54,837
6.25% (b)(i)	18,795	20,105
Barclays Bank PLC 7.625% 11/21/22	22,355	24,818
Citigroup, Inc.:
5.8% (b)(i)	41,925	43,549
5.9% (b)(i)	27,015	28,683
5.95% (b)(i)	51,015	52,677
6.25% (b)(i)	17,065	18,843
6.3% (b)(i)	5,610	5,805
Goldman Sachs Group, Inc.:
5.375% (b)(i)	31,615	32,732
5.7% (b)(i)	35,166	36,756
JPMorgan Chase & Co.:
5% (b)(i)	33,640	33,826
5.3% (b)(i)	16,855	17,572
6% (b)(i)	50,895	53,821
6.125% (b)(i)	15,170	15,881
6.75% (b)(i)	8,330	9,398
Royal Bank of Scotland Group PLC 8.625% (b)(i)	13,375	13,915
Wells Fargo & Co.:
5.875% (b)(i)	50,420	53,993
5.9% (b)(i)	63,075	65,344
TOTAL PREFERRED SECURITIES
(Cost $593,872)		610,912
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.62% (j)
(Cost $553,463)	553,396,799	553,507
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $10,064,768)		10,770,914
NET OTHER ASSETS (LIABILITIES) - 0.8%		90,993
NET ASSETS - 100%		$10,861,907

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,320,963,000 or 30.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Affiliated company

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,661,000 or 0.1% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Ovation Acquisition I LLC	12/23/15	$30
Tricer Holdco SCA	12/19/16	$14,875
Tricer Holdco SCA	12/19/16	$9,607
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,357
Fidelity Securities Lending Cash Central Fund	5
Total	$1,362

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Forbes Energy Services Ltd. (Escrow)	$--	$1,730	$--	$--	$1,730
Total	$--	$1,730	$--	$--	$1,730

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$674,943	$604,404	$46,545	$23,994
Consumer Staples	50,115	48,373	139	1,603
Energy	50,479	48,749	--	1,730
Financials	32,523	32,523	--	--
Health Care	244,916	242,821	--	2,095
Industrials	278,185	267,058	--	11,127
Information Technology	852,620	852,620	--	--
Materials	96,734	95,524	--	1,210
Real Estate	2,536	2,536	--	--
Telecommunication Services	60,937	60,937	--	--
Utilities	646	646	--	--
Corporate Bonds	6,960,212	--	6,952,609	7,603
Bank Loan Obligations	301,649	--	293,207	8,442
Preferred Securities	610,912	--	610,912	--
Money Market Funds	553,507	553,507	--	--
Total Investments in Securities:	$10,770,914	$2,809,698	$7,903,412	$57,804

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $10,039,540,000. Net unrealized appreciation aggregated $731,374,000, of which $1,162,647,000 related to appreciated investment securities and $431,273,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2017

FFH-QTLY-0317
1.813015.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.7%
	Principal Amount	Value
Air Transportation - 1.4%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	$1,335,000	$1,334,266
Allegiant Travel Co. 5.5% 7/15/19	2,095,000	2,152,613
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	73,891	81,926
5.5% 4/29/22	1,476,478	1,535,537
6.25% 10/11/21	1,529,279	1,601,920
9.25% 5/10/17	296,420	301,607
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	880,416	994,870
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	87,043	91,396
United Continental Holdings, Inc. 5% 2/1/24	630,000	626,063

TOTAL AIR TRANSPORTATION		8,720,198

Automotive & Auto Parts - 1.2%
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	535,000	538,451
4.5% 9/15/23 pay-in-kind (a)(b)	365,000	361,350
4.75% 9/15/26 pay-in-kind (a)(b)	440,000	432,300
Tenneco, Inc. 5% 7/15/26	810,000	808,947
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,900,000	1,914,250
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,485,000	3,543,200

TOTAL AUTOMOTIVE & AUTO PARTS		7,598,498

Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,410,000	1,424,100
5.75% 11/20/25	1,540,000	1,563,100
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,087,782

TOTAL BANKS & THRIFTS		7,074,982

Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 12/15/22	505,000	515,100
5% 4/1/24	1,990,000	2,029,800
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	2,845,000	2,891,231

TOTAL BROADCASTING		5,436,131

Building Materials - 1.8%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	6,750,000	6,960,938
6% 10/15/25 (a)	1,585,000	1,672,175
Eagle Materials, Inc. 4.5% 8/1/26	1,320,000	1,313,809
Masco Corp. 4.375% 4/1/26	955,000	980,422
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	465,000	491,156

TOTAL BUILDING MATERIALS		11,418,500

Cable/Satellite TV - 4.6%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	11,745,000	12,229,481
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	610,000	632,875
5.125% 5/1/27 (a)(c)	1,635,000	1,665,656
5.5% 5/1/26 (a)	4,450,000	4,661,375
5.875% 5/1/27 (a)	1,630,000	1,729,332
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,745,000	1,771,175
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	604,750
5.5% 8/15/26 (a)	2,605,000	2,644,075
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,715,000	2,704,819

TOTAL CABLE/SATELLITE TV		28,643,538

Capital Goods - 0.3%
Belden, Inc. 5.25% 7/15/24 (a)	2,000,000	2,010,000
Chemicals - 0.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	620,000	618,558
3.45% 6/1/23	2,100,000	1,968,750
4.5% 12/1/26 (a)	445,000	445,489
Versum Materials, Inc. 5.5% 9/30/24 (a)	795,000	826,800

TOTAL CHEMICALS		3,859,597

Consumer Products - 0.7%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,930,000	3,998,775
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (a)(b)	851,104	864,934
4.1557% 5/15/21 (a)(b)	1,415,000	1,452,144
4.625% 5/15/23 (a)	840,000	847,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,300,000	1,243,125
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	710,000	713,550
Sealed Air Corp. 6.875% 7/15/33 (a)	95,000	99,750

TOTAL CONTAINERS		5,221,378

Diversified Financial Services - 7.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.625% 7/1/22	1,305,000	1,368,828
5% 10/1/21	2,995,000	3,191,712
Aircastle Ltd.:
5% 4/1/23	490,000	497,389
5.125% 3/15/21	1,340,000	1,408,675
FLY Leasing Ltd.:
6.375% 10/15/21	1,970,000	2,043,875
6.75% 12/15/20	3,770,000	3,944,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,379,000	2,405,764
5.875% 2/1/22	11,220,000	11,234,025
6% 8/1/20	7,325,000	7,504,463
6.25% 2/1/22 (a)	320,000	322,400
6.75% 2/1/24 (a)	580,000	577,970
ILFC E-Capital Trust I 4.67% 12/21/65 (a)(b)	580,000	520,550
ILFC E-Capital Trust II 4.92% 12/21/65 (a)(b)	2,430,000	2,180,925
MSCI, Inc. 4.75% 8/1/26 (a)	3,350,000	3,333,250
Navient Corp.:
5% 10/26/20	150,000	148,875
5.875% 10/25/24	245,000	226,013
SLM Corp.:
4.875% 6/17/19	2,080,000	2,099,448
5.5% 1/25/23	1,990,000	1,878,063

TOTAL DIVERSIFIED FINANCIAL SERVICES		44,886,588

Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,165,000	2,211,006
Energy - 11.1%
Antero Resources Corp.:
5% 3/1/25 (a)	1,350,000	1,319,625
5.625% 6/1/23 (Reg. S)	3,565,000	3,636,300
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,529,113
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	1,740,000	1,840,050
7% 6/30/24 (a)	1,000,000	1,116,250
Concho Resources, Inc. 4.375% 1/15/25	2,685,000	2,745,413
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,760,000	1,777,600
Ensco PLC:
4.5% 10/1/24	375,000	335,625
5.2% 3/15/25	2,055,000	1,859,775
8% 1/31/24 (a)	1,314,000	1,363,380
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,890,000	1,960,875
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,955,000	2,910,675
5.75% 10/1/25 (a)	1,294,000	1,305,323
Nabors Industries, Inc. 5.5% 1/15/23 (a)	725,000	757,625
Noble Holding International Ltd.:
4.625% 3/1/21	1,130,000	1,079,150
7.75% 1/15/24	2,355,000	2,353,469
NRG Yield Operating LLC 5% 9/15/26 (a)	1,340,000	1,306,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,265,000	1,295,044
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	9,925,000	10,781,031
5.75% 5/15/24	7,460,000	8,122,075
5.875% 6/30/26 (a)	1,270,000	1,408,113
Southwestern Energy Co.:
5.8% 1/23/20 (b)	975,000	1,006,688
6.7% 1/23/25 (b)	535,000	537,675
Sunoco LP/Sunoco Finance Corp. 5.5% 8/1/20	680,000	695,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,151,800
5.125% 2/1/25 (a)	390,000	403,650
5.25% 5/1/23	1,445,000	1,481,125
5.375% 2/1/27 (a)	390,000	404,138
6.75% 3/15/24	1,875,000	2,048,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	510,000	541,238
5.875% 10/1/20	545,000	559,988
6.125% 10/15/21	575,000	601,594
6.25% 10/15/22	330,000	351,450
The Williams Companies, Inc.:
3.7% 1/15/23	1,385,000	1,360,763
4.55% 6/24/24	3,345,000	3,386,813
Weatherford International Ltd.:
4.5% 4/15/22	855,000	760,950
7.75% 6/15/21	530,000	547,225
8.25% 6/15/23	1,470,000	1,499,400

TOTAL ENERGY		69,141,246

Environmental - 0.8%
Covanta Holding Corp. 5.875% 3/1/24	5,175,000	5,149,125
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	2,750,000	2,728,212
Food/Beverage/Tobacco - 6.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,000,000	1,960,000
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,549,069
ESAL GmbH 6.25% 2/5/23 (a)	13,060,000	13,031,268
JBS Investments GmbH:
7.25% 4/3/24 (a)	385,000	403,769
7.75% 10/28/20 (a)	2,550,000	2,696,625
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	3,440,000	3,551,800
7.25% 6/1/21 (a)	2,100,000	2,169,300
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,200,000	1,203,000
4.875% 11/1/26 (a)	505,000	505,631
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,430,000	1,421,063
Vector Group Ltd.:
6.125% 2/1/25 (a)	1,595,000	1,638,863
7.75% 2/15/21	8,250,000	8,596,500

TOTAL FOOD/BEVERAGE/TOBACCO		38,726,888

Gaming - 5.7%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	330,000	344,025
MCE Finance Ltd. 5% 2/15/21 (a)	9,300,000	9,346,500
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	3,020,000	2,891,650
Scientific Games Corp. 7% 1/1/22 (a)	3,710,000	3,965,063
Wynn Macau Ltd. 5.25% 10/15/21 (a)	18,280,000	18,657,098

TOTAL GAMING		35,204,336

Healthcare - 3.5%
Centene Corp. 4.75% 1/15/25	1,310,000	1,292,800
HCA Holdings, Inc.:
4.5% 2/15/27	2,750,000	2,712,188
5% 3/15/24	1,830,000	1,905,488
5.25% 6/15/26	5,545,000	5,780,663
IMS Health, Inc. 5% 10/15/26 (a)	885,000	890,894
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	265,000	261,025
5.5% 4/15/25 (a)	270,000	232,538
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	640,000	628,800
6.375% 3/1/24	880,000	929,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	620,000	620,000
5.5% 2/1/21	2,570,000	2,659,950
Teleflex, Inc. 4.875% 6/1/26	4,120,000	4,099,400

TOTAL HEALTHCARE		22,013,246

Homebuilders/Real Estate - 1.9%
CalAtlantic Group, Inc. 5.25% 6/1/26	2,000,000	1,985,000
CBRE Group, Inc. 5% 3/15/23	3,360,000	3,468,115
Mattamy Group Corp. 6.875% 12/15/23 (a)	245,000	252,350
PulteGroup, Inc.:
4.25% 3/1/21	2,385,000	2,450,588
5% 1/15/27	895,000	880,456
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,205,000	1,224,581
VEREIT Operating Partnership LP:
4.125% 6/1/21	650,000	659,620
4.875% 6/1/26	650,000	662,636

TOTAL HOMEBUILDERS/REAL ESTATE		11,583,346

Hotels - 0.3%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,625,000	1,594,531
Leisure - 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	415,000	433,675
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,030,000	2,046,849

TOTAL LEISURE		2,480,524

Metals/Mining - 0.5%
ArcelorMittal SA 6.125% 6/1/25	1,015,000	1,115,871
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,645,000	1,538,075
3.875% 3/15/23	370,000	341,325

TOTAL METALS/MINING		2,995,271

Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 6.5% 11/15/23	920,000	899,447
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	660,000	672,375
5.25% 6/1/26 (a)	670,000	677,812

TOTAL RESTAURANTS		1,350,187

Services - 1.4%
Aramark Services, Inc. 4.75% 6/1/26 (a)	2,155,000	2,146,380
The ServiceMaster Co. 5.125% 11/15/24 (a)	985,000	997,313
United Rentals North America, Inc. 4.625% 7/15/23	5,282,000	5,394,243

TOTAL SERVICES		8,537,936

Steel - 2.4%
Steel Dynamics, Inc.:
5% 12/15/26 (a)	1,315,000	1,338,013
5.125% 10/1/21	11,445,000	11,845,575
5.25% 4/15/23	1,045,000	1,088,106
5.5% 10/1/24	520,000	551,850

TOTAL STEEL		14,823,544

Super Retail - 0.8%
L Brands, Inc.:
5.625% 10/15/23	595,000	618,800
6.75% 7/1/36	3,280,000	3,165,200
6.875% 11/1/35	870,000	848,250

TOTAL SUPER RETAIL		4,632,250

Technology - 7.1%
EMC Corp. 2.65% 6/1/20	1,880,000	1,822,899
Lucent Technologies, Inc.:
6.45% 3/15/29	7,325,000	7,639,243
6.5% 1/15/28	485,000	504,400
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,760,000	1,764,400
5.25% 1/15/24 (a)	580,000	582,320
5.5% 2/1/25	615,000	618,075
5.625% 1/15/26 (a)	2,825,000	2,829,238
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,280,000	2,337,000
6% 7/1/24 (a)	1,710,000	1,748,475
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,225,000	2,261,156
4.125% 6/1/21 (a)	2,490,000	2,570,676
4.625% 6/15/22 (a)	1,560,000	1,641,900
4.625% 6/1/23 (a)	905,000	957,038
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,253,213
Qorvo, Inc.:
6.75% 12/1/23	6,560,000	7,150,072
7% 12/1/25	1,836,000	2,028,780
Sensata Technologies BV 5% 10/1/25 (a)	1,170,000	1,169,415
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	466,538
VeriSign, Inc. 5.25% 4/1/25	805,000	831,597

TOTAL TECHNOLOGY		44,176,435

Telecommunications - 9.6%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,726,938
6.625% 2/15/23 (a)	4,860,000	5,090,850
7.5% 5/15/26 (a)	4,123,000	4,349,765
Columbus International, Inc. 7.375% 3/30/21 (a)	8,764,000	9,311,750
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	1,186,000	1,181,553
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,025,000	5,273,135
Sprint Communications, Inc. 7% 3/1/20 (a)	1,975,000	2,145,344
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,981,488
6.375% 3/1/25	6,210,000	6,714,563
6.5% 1/15/24	2,535,000	2,731,716
6.5% 1/15/26	1,175,000	1,291,031
6.625% 4/1/23	1,755,000	1,865,039
6.731% 4/28/22	820,000	852,800
Telecom Italia Capital SA:
6% 9/30/34	2,590,000	2,551,150
6.375% 11/15/33	3,445,000	3,476,177
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	653,575
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	4,070,000	4,141,225

TOTAL TELECOMMUNICATIONS		59,338,099

Utilities - 6.2%
Calpine Corp. 5.25% 6/1/26 (a)	2,755,000	2,775,663
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,270,310
DPL, Inc. 6.75% 10/1/19	2,580,000	2,631,600
NRG Energy, Inc. 6.625% 1/15/27 (a)	1,265,000	1,255,513
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,140,718	10,977,327
PPL Energy Supply LLC 6.5% 6/1/25	530,000	427,975
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	5,975,000	5,780,813
The AES Corp.:
3.9307% 6/1/19 (b)	532,000	532,665
4.875% 5/15/23	1,820,000	1,810,900
6% 5/15/26	1,455,000	1,505,925
7.375% 7/1/21	6,925,000	7,790,625

TOTAL UTILITIES		38,759,316

TOTAL NONCONVERTIBLE BONDS
(Cost $479,597,943)		495,213,130

Bank Loan Obligations - 6.5%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 3.9833% 6/4/21 (b)	1,495,131	1,489,763
Tranche F, term loan 3.7783% 6/9/23 (b)	2,568,546	2,560,969

TOTAL AEROSPACE		4,050,732

Air Transportation - 0.8%
American Airlines, Inc.:
Tranche B, term loan 3.2633% 10/10/21 (b)	3,943,708	3,965,083
Tranche B, term loan 3.2672% 12/14/23 (b)	1,300,000	1,305,525

TOTAL AIR TRANSPORTATION		5,270,608

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.2656% 10/4/23 (b)	1,206,975	1,214,519
Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 3.7672% 10/11/24 (b)	1,365,000	1,373,531
Zayo Group LLC:
term loan 2.7694% 1/19/21 (b)	570,000	572,611
Tranche 1LN, term loan 1/19/24 (d)	45,500	45,860
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	94,500	95,248
Ziggo Secured Finance Partnership:
Tranche D, term loan 3.7672% 8/31/24 (b)	1,460,000	1,459,095
Tranche E, term loan 4/23/25 (d)	1,335,000	1,337,643

TOTAL CABLE/SATELLITE TV		4,883,988

Containers - 0.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (b)	1,581,309	1,597,913
Food & Drug Retail - 0.2%
Albertson's LLC term loan 4.0614% 6/22/23 (b)	297,143	298,851
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (b)	1,225,000	1,227,548

TOTAL FOOD & DRUG RETAIL		1,526,399

Food/Beverage/Tobacco - 0.1%
Pinnacle Foods Finance LLC Tranche B, term loan 1/27/24 (d)	450,000	450,846
Gaming - 0.3%
Scientific Games Corp. Tranche B 2LN, term loan 6.0078% 10/1/21 (b)	1,626,800	1,637,992
Healthcare - 0.8%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	1,815,000	1,832,587
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	120,000	120,800
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5.02% 2/13/19 (b)	3,249,717	3,251,082

TOTAL HEALTHCARE		5,204,469

Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	388,050	367,514
Services - 1.1%
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	4,164,101	4,167,224
Tranche DD, term loan 4% 11/8/20 (b)	993,738	994,484
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	1,360,000	1,383,229

TOTAL SERVICES		6,544,937

Super Retail - 0.2%
PetSmart, Inc. term loan 4% 3/11/22 (b)	1,461,562	1,447,604
Technology - 0.1%
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	335,000	337,633
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	383,871	389,629

TOTAL TECHNOLOGY		727,262

Telecommunications - 0.1%
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (d)	440,000	440,550
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	40,000	40,000

TOTAL TELECOMMUNICATIONS		480,550

Utilities - 0.8%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (b)	4,014,560	4,012,071
Calpine Corp. Tranche B, term loan 3.0673% 11/30/17 (b)	955,000	955,000

TOTAL UTILITIES		4,967,071

TOTAL BANK LOAN OBLIGATIONS
(Cost $39,912,459)		40,372,404

Preferred Securities - 7.5%
Banks & Thrifts - 7.5%
Bank of America Corp.:
6.1% (b)(e)	2,835,000	3,020,935
6.25% (b)(e)	3,180,000	3,401,726
6.5% (b)(e)	3,150,000	3,435,187
Barclays Bank PLC 7.625% 11/21/22	10,410,000	11,556,825
Barclays PLC 6.625% (b)(e)	2,490,000	2,415,508
BNP Paribas SA 7.375% (a)(b)(e)	1,795,000	1,877,153
Citigroup, Inc.:
5.95% (b)(e)	12,010,000	12,371,146
5.95% (b)(e)	1,070,000	1,136,860
Credit Agricole SA 6.625% (a)(b)(e)	5,703,000	5,652,307
JPMorgan Chase & Co.:
5.3% (b)(e)	485,000	505,622
6.1% (b)(e)	985,000	1,036,124
TOTAL PREFERRED SECURITIES
(Cost $44,866,720)		46,409,393
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.62% (f)
(Cost $34,696,491)	34,691,561	34,698,499
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $599,073,613)		616,693,426
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,567,447
NET ASSETS - 100%		$621,260,873

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,944,368 or 40.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,068
Total	$79,068

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$495,213,130	$--	$495,213,130	$--
Bank Loan Obligations	40,372,404	--	40,372,404	--
Preferred Securities	46,409,393	--	46,409,393	--
Money Market Funds	34,698,499	34,698,499	--	--
Total Investments in Securities:	$616,693,426	$34,698,499	$581,994,927	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $598,145,104. Net unrealized appreciation aggregated $18,548,322, of which $20,429,702 related to appreciated investment securities and $1,881,380 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2017

GHI-QTLY-0317
1.926257.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.9%
		Principal Amount(a)	Value
Aerospace - 0.3%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$100,000	$127,256
Leonardo SpA 4.875% 3/24/25	EUR	100,000	128,361
TransDigm, Inc. 6.375% 6/15/26 (b)		70,000	68,950

TOTAL AEROSPACE			324,567

Air Transportation - 0.7%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		250,000	252,750
10.75% 12/1/20 (Reg. S)		109,200	117,502
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,283
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		200,000	207,689
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,194

TOTAL AIR TRANSPORTATION			682,418

Automotive - 0.7%
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	221,367
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	221,298
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	295,110

TOTAL AUTOMOTIVE			737,775

Automotive & Auto Parts - 1.1%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	136,150
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	112,498
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	235,201
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	200,000	216,397
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	186,000
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	112,043
2.75% 4/27/23 (Reg. S)	EUR	100,000	113,671

TOTAL AUTOMOTIVE & AUTO PARTS			1,111,960

Banks & Thrifts - 6.2%
Ally Financial, Inc.:
5.75% 11/20/25		445,000	451,675
8% 12/31/18		225,000	245,813
8% 11/1/31		1,115,000	1,324,035
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	207,800
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	217,000
Banco Macro SA 6.75% 11/4/26 (b)(c)		150,000	145,605
Banco Mercantil del Norte SA 5.75% 10/4/31 (b)(c)		200,000	186,000
General Motors Acceptance Corp. 8% 11/1/31		257,000	305,188
GTB Finance BV 6% 11/8/18 (b)		200,000	202,104
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	193,586
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	374,500
JSC BGEO Group 6% 7/26/23 (b)		450,000	454,842
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	214,040
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	109,363
5.125% 5/28/24		317,000	316,055
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	199,376
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	188,934
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	191,500
Turkiye Vakiflar Bankasi TAO 5% 10/31/18		200,000	200,671
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	397,672

TOTAL BANKS & THRIFTS			6,125,759

Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22		100,000	102,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	329,000

TOTAL BROADCASTING			431,000

Building Materials - 2.0%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		70,000	71,925
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	111,242
6% 4/1/24 (Reg. S)		250,000	256,875
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	193,000
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	79,800
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	31,575
HeidelbergCement Finance Luxembourg SA 3.25% 10/21/21 (Reg. S)	EUR	300,000	362,093
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	96,000
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	207,000
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		45,000	47,531
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	309,780
West China Cement Ltd. 6.5% 9/11/19		200,000	207,456

TOTAL BUILDING MATERIALS			1,974,277

Cable/Satellite TV - 5.4%
Altice SA:
7.625% 2/15/25 (b)		400,000	423,000
7.75% 5/15/22 (b)		235,000	249,394
Altice U.S. Finance SA 7.75% 7/15/25 (b)		400,000	442,500
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	57,475
Cablevision SA 6.5% 6/15/21 (b)		150,000	154,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)(d)		170,000	173,188
5.5% 5/1/26 (b)		110,000	115,225
5.75% 1/15/24		615,000	645,750
5.75% 2/15/26 (b)		65,000	68,880
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	258,506
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	350,175
DISH DBS Corp. 5% 3/15/23		470,000	462,363
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	203,932
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		170,000	180,838
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	112,862
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	106,827
5.5% 9/15/22 (Reg. S)	EUR	324,000	367,246
5.5% 1/15/23 (b)		200,000	208,000
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	110,471
VTR Finance BV 6.875% 1/15/24 (b)		400,000	420,000
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	158,736
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	110,066

TOTAL CABLE/SATELLITE TV			5,379,934

Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	122,400
Chemicals - 1.4%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		175,000	170,625
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	274,814
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	194,500
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		140,000	0
OCP SA 5.625% 4/25/24 (b)		200,000	207,658
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		200,000	204,000
10.375% 5/1/21 (b)		25,000	27,750
Tronox Finance LLC 6.375% 8/15/20		100,000	96,125
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	193,570

TOTAL CHEMICALS			1,369,042

Containers - 2.0%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)		200,000	203,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		200,000	201,250
6.75% 5/15/24 (Reg. S)	EUR	100,000	117,531
7.25% 5/15/24 (b)		200,000	214,250
Ball Corp. 4.375% 12/15/23	EUR	200,000	241,538
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	158,875
Crown European Holdings SA 3.375% 5/15/25	EUR	300,000	329,113
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	194,310
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	293,430

TOTAL CONTAINERS			1,953,547

Diversified Financial Services - 4.8%
Aircastle Ltd. 5.125% 3/15/21		220,000	231,275
Arrow Global Finance PLC 4.936% 11/1/21 (c)	EUR	200,000	225,672
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	107,410
Cabot Financial SA (Luxembourg) 5.875% 11/15/21 (Reg. S) (c)	EUR	150,000	165,176
CIT Group, Inc. 5% 8/1/23		215,000	224,138
Comcel Trust 6.875% 2/6/24 (b)		200,000	209,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,500
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	222,917
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		40,000	42,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		305,000	305,381
6.25% 2/1/22 (b)		30,000	30,225
6.75% 2/1/24 (b)		55,000	54,808
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		80,000	83,000
International Lease Finance Corp. 5.875% 8/15/22		175,000	193,340
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	84,741
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,697
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	52,969
Navient Corp. 5% 10/26/20		54,000	53,595
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (b)(d)		55,000	56,372
5.5% 2/15/24 (b)		55,000	56,444
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		425,000	460,594
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)(d)		60,000	59,850
Schumann SpA 7% 7/31/23 (Reg. S)	EUR	100,000	111,158
SLM Corp.:
5.5% 1/25/23		475,000	448,281
6.125% 3/25/24		205,000	193,981
8% 3/25/20		190,000	204,250
Tervita Escrow Corp. 7.625% 12/1/21 (b)		35,000	36,313
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	260,000	305,782
Zhongrong International Bond 2015 Ltd. 6% 6/15/18 (Reg. S)		200,000	201,759

TOTAL DIVERSIFIED FINANCIAL SERVICES			4,742,378

Diversified Media - 0.1%
MDC Partners, Inc. 6.5% 5/1/24 (b)		130,000	113,100
Energy - 11.8%
Afren PLC 10.25% 4/8/19 (b)(e)		285,920	57
Antero Resources Corp.:
5.125% 12/1/22		420,000	423,150
5.625% 6/1/23 (Reg. S)		80,000	81,600
Areva SA 4.875% 9/23/24	EUR	200,000	222,256
Calfrac Holdings LP 7.5% 12/1/20 (b)		110,000	102,300
Callon Petroleum Co. 6.125% 10/1/24 (b)		25,000	26,469
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	56,444
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 (b)		160,000	169,200
Chesapeake Energy Corp.:
4.2718% 4/15/19 (c)		70,000	69,825
4.875% 4/15/22		180,000	167,400
5.75% 3/15/23		65,000	62,400
8% 12/15/22 (b)		365,000	389,638
8% 1/15/25 (b)		305,000	312,434
Citgo Holding, Inc. 10.75% 2/15/20 (b)		230,000	245,709
Concho Resources, Inc.:
5.5% 10/1/22		55,000	57,131
5.5% 4/1/23		25,000	25,938
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	203,500
Ensco PLC:
4.5% 10/1/24		70,000	62,650
5.2% 3/15/25		5,000	4,525
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		35,000	37,800
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		270,000	264,600
FTS International, Inc. 6.25% 5/1/22		155,000	140,585
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	113,943
3.6% 2/26/21 (Reg. S)	EUR	300,000	343,929
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	383,875
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	194,650
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	315,200
5.75% 10/1/25 (b)		200,000	201,750
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	3,488
5.875% 4/1/20		80,000	59,600
Indo Energy Finance II BV 6.375% 1/24/23		200,000	152,445
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		150,000	132,750
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	200,500
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21 (e)		35,000	17,500
7.75% 2/1/21 (e)		5,000	2,463
Murphy Oil Corp. 6.875% 8/15/24		20,000	21,450
Noble Holding International Ltd.:
4.625% 3/1/21		8,000	7,640
6.05% 3/1/41		5,000	3,875
6.2% 8/1/40		30,000	23,400
7.75% 1/15/24		130,000	129,916
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	46,125
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	220,400
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		88,000	98,560
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	535,150
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		10,000	10,750
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		130,000	132,275
Pride International, Inc. 7.875% 8/15/40		95,000	89,063
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	206,742
Range Resources Corp. 4.875% 5/15/25		60,000	58,392
Rice Energy, Inc.:
6.25% 5/1/22		40,000	41,500
7.25% 5/1/23		40,000	42,900
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	124,375
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)		225,000	244,125
5.625% 3/1/25		15,000	16,294
5.75% 5/15/24		80,000	87,100
SemGroup Corp. 7.5% 6/15/21		370,000	384,800
SM Energy Co.:
5% 1/15/24		65,000	61,913
5.625% 6/1/25		110,000	107,250
6.125% 11/15/22		150,000	154,875
6.5% 11/15/21		30,000	30,938
6.5% 1/1/23		15,000	15,450
6.75% 9/15/26		25,000	26,000
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	105,250
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	112,784
6.375% 4/1/23		60,000	61,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		35,000	36,225
5.375% 2/1/27 (b)		35,000	36,269
6.375% 8/1/22		60,000	62,040
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	151,163
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		340,000	349,350
6.625% 6/15/25 (b)(c)		55,000	57,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,925
6.375% 5/1/24		45,000	48,881
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	465,585
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)(d)		25,000	25,563
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	196,440
Weatherford International Ltd.:
4.5% 4/15/22		70,000	62,300
7.75% 6/15/21		90,000	92,925
8.25% 6/15/23		110,000	112,200
9.875% 2/15/24 (b)		115,000	124,200
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	43,400
Western Refining, Inc. 6.25% 4/1/21		105,000	109,069
WPX Energy, Inc.:
5.25% 9/15/24		65,000	64,005
6% 1/15/22		95,000	98,800
7.5% 8/1/20		65,000	70,525
8.25% 8/1/23		100,000	113,750
YPF SA:
8.5% 3/23/21 (b)		150,000	162,563
8.5% 7/28/25 (b)		400,000	420,924
Zhaikmunai International BV 7.125% 11/13/19 (b)		400,000	393,000

TOTAL ENERGY			11,765,888

Entertainment/Film - 0.7%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	171,488
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		763,281	563,635

TOTAL ENTERTAINMENT/FILM			735,123

Environmental - 0.4%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	109,450
6.375% 10/1/22		95,000	97,969
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	208,000

TOTAL ENVIRONMENTAL			415,419

Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		125,000	124,219
6.625% 6/15/24 (b)		100,000	104,220
Albertsons, Inc.:
6.625% 6/1/28		75,000	67,875
7.45% 8/1/29		5,000	4,875
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	127,357
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	202,624
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		505,000	585,800
7.7% 2/15/27		296,000	355,200
Tesco PLC 5.125% 4/10/47	EUR	100,000	108,912
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	132,000

TOTAL FOOD & DRUG RETAIL			1,813,082

Food/Beverage/Tobacco - 2.1%
Central American Bottling Corp. 5.75% 1/31/27 (b)		100,000	100,720
ESAL GmbH 6.25% 2/5/23 (b)		155,000	154,659
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	310,785
JBS Investments GmbH 7.25% 4/3/24 (b)		140,000	146,825
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	66,723
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	45,113
4.875% 11/1/26 (b)		45,000	45,056
MHP SA 8.25% 4/2/20 (b)		200,000	197,000
Minerva Luxembourg SA 6.5% 9/20/26 (b)		400,000	397,500
Post Holdings, Inc.:
6.75% 12/1/21 (b)		190,000	201,400
7.75% 3/15/24 (b)		65,000	71,947
8% 7/15/25 (b)		35,000	39,375
TreeHouse Foods, Inc. 6% 2/15/24 (b)		40,000	41,950
U.S. Foods, Inc. 5.875% 6/15/24 (b)		75,000	78,375
Vector Group Ltd.:
6.125% 2/1/25 (b)		150,000	154,125
7.75% 2/15/21		50,000	52,100

TOTAL FOOD/BEVERAGE/TOBACCO			2,103,653

Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	437,400
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	236,141
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	200,000	211,504
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	31,275
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	139,425
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)(d)		15,000	15,431
MGM Mirage, Inc. 8.625% 2/1/19		115,000	127,650
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		305,000	331,688
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,019
Scientific Games Corp. 10% 12/1/22		270,000	276,647
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	208,500

TOTAL GAMING			2,030,680

Healthcare - 4.8%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	72,563
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	220,661
Community Health Systems, Inc. 6.875% 2/1/22		280,000	203,700
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,900
DaVita HealthCare Partners, Inc. 5% 5/1/25		95,000	92,720
Endo Finance LLC 5.375% 1/15/23 (b)(c)		20,000	16,750
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(c)		185,000	150,544
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	315,095
HCA Holdings, Inc.:
5.875% 3/15/22		274,000	297,633
5.875% 2/15/26		85,000	88,400
7.5% 2/15/22		180,000	204,750
HealthSouth Corp.:
5.75% 11/1/24		150,000	152,438
5.75% 9/15/25		15,000	15,038
IMS Health, Inc. 5% 10/15/26 (b)		200,000	201,332
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		140,000	126,700
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	155,000
5.5% 2/1/21		120,000	124,200
Team Health, Inc. 7.25% 12/15/23 (b)		70,000	80,150
Tenet Healthcare Corp.:
6.75% 6/15/23		255,000	240,975
7.5% 1/1/22 (b)		40,000	42,900
8.125% 4/1/22		755,000	762,550
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		280,000	240,800
5.5% 3/1/23 (b)		115,000	87,113
5.875% 5/15/23 (b)		415,000	315,919
6.125% 4/15/25 (b)		205,000	153,494
6.75% 8/15/21 (b)		30,000	25,350
7.25% 7/15/22 (b)		25,000	21,003
7.5% 7/15/21 (b)		273,000	237,169
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	91,000

TOTAL HEALTHCARE			4,776,847

Homebuilders/Real Estate - 3.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	396,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23 (c)		140,000	145,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,075
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	15,150
6.5% 12/15/20 (b)		115,000	118,450
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	210,304
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	160,500
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	212,420
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	195,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	215,515
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		200,000	213,000
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	25,750
Oceanwide Holdings International 2015 Co., Ltd. 9.625% 8/11/20 (Reg. S)		200,000	218,290
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,994
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	30,000
6.125% 4/1/25 (b)		30,000	30,188
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	217,040
Times Property Holdings Ltd.:
6.25% 1/23/20 (Reg. S)		200,000	201,931
12.625% 3/21/19 (Reg. S)		200,000	214,932
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	85,500
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		40,000	39,750
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	257,713
Yanlord Land Group Ltd. 5.875% 1/23/22 (Reg. S)		200,000	201,633

TOTAL HOMEBUILDERS/REAL ESTATE			3,467,285

Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		100,000	105,625
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	139,665
Groupama SA 6% 1/23/27	EUR	100,000	110,732
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	146,650

TOTAL INSURANCE			502,672

Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		60,000	51,150
Silversea Cruises 7.25% 2/1/25 (b)		25,000	25,693
Studio City Co. Ltd. 7.25% 11/30/21		200,000	211,290

TOTAL LEISURE			288,133

Metals/Mining - 2.6%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	204,500
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	109,587
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	113,477
3.125% 1/14/22 (Reg. S)	EUR	100,000	113,650
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		25,000	26,469
Compania Minera Ares SAC 7.75% 1/23/21 (b)		200,000	214,200
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		35,000	35,897
7% 2/15/21 (b)		85,000	87,125
7.25% 5/15/22 (b)		220,000	224,400
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (b)		15,000	15,375
6.625% 5/1/21 (b)		15,000	15,300
6.75% 2/1/22 (b)		50,000	52,125
6.875% 2/15/23 (b)		215,000	224,138
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	402,000
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	44,576
Novelis Corp. 5.875% 9/30/26 (b)		70,000	71,050
Polyus Gold International Ltd. 5.25% 2/7/23		200,000	200,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		55,000	54,725
Southern Copper Corp. 7.5% 7/27/35		150,000	178,637
Vedanta Resources PLC 6.375% 7/30/22 (b)		200,000	200,480
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)		155,000	0

TOTAL METALS/MINING			2,587,711

Paper - 0.4%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		30,000	30,499
Lecta SA 6.5% 8/1/23 (Reg. S)	EUR	100,000	111,998
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	231,963

TOTAL PAPER			374,460

Publishing/Printing - 0.8%
Cenveo Corp. 6% 8/1/19 (b)		145,000	129,050
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	231,563
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	389,500

TOTAL PUBLISHING/PRINTING			750,113

Railroad - 0.3%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	100,000	113,887
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	204,000

TOTAL RAILROAD			317,887

Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	71,838
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		195,000	198,656
5.25% 6/1/26 (b)		100,000	101,166
Landry's Acquisition Co. 6.75% 10/15/24 (b)		55,000	56,650

TOTAL RESTAURANTS			428,310

Services - 3.9%
APX Group, Inc.:
7.875% 12/1/22		370,000	401,450
7.875% 12/1/22 (b)(d)		145,000	157,325
8.75% 12/1/20		1,000,000	1,037,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (b)		155,000	152,288
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	93,813
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	119,267
FTI Consulting, Inc. 6% 11/15/22		175,000	182,000
Garda World Security Corp.:
7.25% 11/15/21 (b)		200,000	191,500
7.25% 11/15/21 (b)		100,000	95,750
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		45,000	48,600
7.75% 6/1/24 (b)		45,000	48,713
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	185,900
Laureate Education, Inc. 10% 9/1/19 (b)(c)		920,000	960,250
TMS International Corp. 7.625% 10/15/21 (b)		55,000	54,863
United Rentals North America, Inc.:
5.5% 7/15/25		60,000	62,250
5.5% 5/15/27		45,000	45,394

TOTAL SERVICES			3,836,863

Steel - 0.8%
EVRAZ Group SA 6.5% 4/22/20 (b)		200,000	212,250
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	203,000
Metinvest BV 10.25% 2/28/17 (b)		79,003	76,633
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	216,344
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	80,000	91,585

TOTAL STEEL			799,812

Super Retail - 0.5%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	211,140
JC Penney Corp., Inc. 7.4% 4/1/37		55,000	47,163
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	103,073
Netflix, Inc. 4.375% 11/15/26 (b)		110,000	107,938

TOTAL SUPER RETAIL			469,314

Technology - 2.7%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		210,000	231,000
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	196,784
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	135,338
CDW LLC/CDW Finance Corp. 6% 8/15/22		155,000	163,525
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,566
7.125% 6/15/24 (b)		65,000	71,167
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		90,000	97,200
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		25,000	26,250
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	443,233
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	60,240
5.5% 2/1/25		85,000	85,425
Parametric Technology Corp. 6% 5/15/24		20,000	21,299
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	86,063
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	122,550
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		320,000	364,000
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	210,000
Western Digital Corp. 10.5% 4/1/24 (b)		110,000	129,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		191,000	201,387

TOTAL TECHNOLOGY			2,713,552

Telecommunications - 10.8%
Altice Finco SA:
7.625% 2/15/25 (b)		400,000	413,500
8.125% 1/15/24 (b)		200,000	212,500
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	209,500
8.625% 5/6/19 (Reg. S)		200,000	209,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,266
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	213,424
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	186,460
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	255,413
Frontier Communications Corp.:
8.875% 9/15/20		40,000	42,600
10.5% 9/15/22		70,000	72,932
GCI, Inc. 6.875% 4/15/25		85,000	88,400
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	254,063
5.307% 5/11/22 (Reg. S) (f)		200,000	201,500
GTH Finance BV:
6.25% 4/26/20 (b)		200,000	211,240
7.25% 4/26/23 (b)		200,000	218,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	115,500
8% 2/15/24 (b)		260,000	269,750
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	94,763
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	209,000
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	360,171
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	405,783
10.875% 10/15/25 (b)		200,000	238,000
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	218,707
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	629,628
SFR Group SA 7.375% 5/1/26 (b)		255,000	261,694
Sprint Capital Corp.:
6.875% 11/15/28		205,000	211,150
6.9% 5/1/19		615,000	656,513
8.75% 3/15/32		280,000	321,300
Sprint Communications, Inc. 6% 11/15/22		40,000	40,600
Sprint Corp.:
7.125% 6/15/24		370,000	386,650
7.25% 9/15/21		10,000	10,715
7.875% 9/15/23		540,000	589,950
T-Mobile U.S.A., Inc.:
6% 4/15/24		120,000	127,500
6.25% 4/1/21		180,000	186,516
6.5% 1/15/26		120,000	131,850
6.625% 4/1/23		325,000	345,378
6.731% 4/28/22		205,000	213,200
6.836% 4/28/23		285,000	304,238
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	203,828
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	100,000	109,839
4.875% 9/25/20 (Reg. S)	EUR	100,000	121,394
5.25% 3/17/55	EUR	100,000	106,015
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	206,500
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	300,000	324,485
Wind Acquisition Finance SA 4% 7/15/20 (Reg. S)	EUR	350,000	384,471
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		40,000	40,952

TOTAL TELECOMMUNICATIONS			10,802,338

Textiles/Apparel - 0.6%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	222,377
Prime Bloom Holdings Ltd. 7.5% 12/19/19 (Reg. S)		400,000	401,261

TOTAL TEXTILES/APPAREL			623,638

Transportation Ex Air/Rail - 0.4%
eHi Car Service Co. Ltd. 7.5% 12/8/18 (Reg. S)		200,000	211,869
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	140,663
Teekay Corp. 8.5% 1/15/20		45,000	44,325
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		17,000	17,978
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		155,000	27,125

TOTAL TRANSPORTATION EX AIR/RAIL			441,960

Utilities - 5.6%
Calpine Corp. 7.875% 1/15/23 (b)		134,000	139,695
Dynegy, Inc.:
7.375% 11/1/22		105,000	103,688
7.625% 11/1/24		130,000	123,825
8% 1/15/25 (b)		40,000	38,400
Enel SpA 5% 1/15/75 (c)	EUR	300,000	342,504
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		31,737	42,369
12.25% 3/1/22 (b)(c)(e)		650,609	886,455
Global Partners LP/GLP Finance Corp. 7% 6/15/23		35,000	34,388
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	191,582
InterGen NV 7% 6/30/23 (b)		610,000	556,625
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	196,250
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	243,822
NRG Energy, Inc. 6.625% 3/15/23		310,000	319,300
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		321,887	348,442
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,600
Petrobras Global Finance BV 4.75% 1/14/25	EUR	400,000	428,424
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		500,000	503,275
PPL Energy Supply LLC 6.5% 6/1/25		65,000	52,488
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		410,000	396,675
RWE AG 2.75% 4/21/75 (Reg. S) (c)	EUR	200,000	206,724
TXU Corp.:
5.55% 11/15/14 (e)		1,361,000	163,320
6.5% 11/15/24 (e)		475,000	57,000
6.55% 11/15/34 (e)		1,000,000	120,000

TOTAL UTILITIES			5,525,851

TOTAL NONCONVERTIBLE BONDS
(Cost $83,247,612)			82,638,748
		Shares	Value

Common Stocks - 1.7%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc. (g)		3,510	118,076
General Motors Co.		3,168	115,980

TOTAL AUTOMOTIVE & AUTO PARTS			234,056

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	233,175
Energy - 0.3%
Contura Energy, Inc. (g)		23	1,547
Contura Energy, Inc. warrants 7/26/23 (g)		38	798
Extraction Oil & Gas, Inc.		1,041	18,655
Ovation Acquisition I LLC (g)(h)		60,306	1
Pacific Exploration and Production Corp.		2,754	118,837
Pacific Exploration and Production Corp. Class D		2,200	94,932
Southwestern Energy Co. (g)		415	3,739
The Williams Companies, Inc.		1,900	54,796

TOTAL ENERGY			293,305

Food/Beverage/Tobacco - 0.2%
U.S. Foods Holding Corp.		6,800	184,960
Healthcare - 0.3%
HCA Holdings, Inc. (g)		3,300	264,924
Legend Acquisition, Inc. (g)		2,128	36,176
Legend Acquisition, Inc.:
Class A warrants (g)		2,195	0
Class B warrants (g)		2,894	0

TOTAL HEALTHCARE			301,100

Homebuilders/Real Estate - 0.0%
Keane Group, Inc.		1,100	24,299
Hotels - 0.1%
Extended Stay America, Inc. unit		7,700	124,817
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc. (g)		330	1,485
ANR, Inc. (g)		330	5,445
Walter Energy GUC Trust (h)		1	271
Warrior Met Coal LLC Class A (h)		81	21,911

TOTAL METALS/MINING			29,112

Services - 0.3%
ARAMARK Holdings Corp.		2,800	94,752
United Rentals, Inc. (g)		1,300	164,463
WP Rocket Holdings, Inc. (g)(h)		356,213	21,373

TOTAL SERVICES			280,588

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (g)		12,187	14,624
TOTAL COMMON STOCKS
(Cost $2,751,527)			1,720,036

Convertible Preferred Stocks - 0.7%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%		5,200	115,076
Healthcare - 0.5%
Allergan PLC 5.50%		400	316,596
Teva Pharmaceutical Industries Ltd. 7%		250	152,000

TOTAL HEALTHCARE			468,596

Utilities - 0.1%
Dynegy, Inc. 7.00% (g)		1,600	107,488
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $898,774)			691,160
		Principal Amount(a)	Value

Bank Loan Obligations - 2.1%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,546	44,546
Consumer Services - 0.0%
Optiv Security, Inc. Tranche B 1LN, term loan 4.25% 1/13/24 (c)		10,000	10,054
Energy - 0.7%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		60,000	67,463
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		85,000	92,933
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		255,000	251,813
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		34,363	34,928
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5625% 7/25/21 (c)		156,784	138,283
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (c)		15,000	13,594
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,250	24,125
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		99,846	73,511
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	28,186

TOTAL ENERGY			724,836

Gaming - 0.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		18,217	18,374
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 9% 12/31/23 (c)		110,000	99,000
Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.289% 11/4/22 (c)		4,681	4,681
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (c)(d)		25,000	25,088
Metals/Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		39,895	37,800
Services - 0.3%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.25% 10/19/24 (c)		60,000	61,425
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		192,567	193,370

TOTAL SERVICES			254,795

Technology - 0.7%
Compuware Corp. term loan 9.25% 12/15/22 (c)		157,060	157,518
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (c)		170,000	171,426
Kronos, Inc. term loan 9.25% 11/1/24 (c)		115,000	118,680
Landesk Group, Inc. term loan 5.25% 1/20/24 (c)		20,000	20,104
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		106,975	107,276
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	94,525

TOTAL TECHNOLOGY			669,529

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		245,000	240,989
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,005,268)			2,129,692

Preferred Securities - 6.5%
Automotive & Auto Parts - 0.2%
Baoxin Auto Finance I Ltd. 8.75% (Reg. S) (c)(i)		200,000	207,184
Banks & Thrifts - 4.0%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		200,000	215,802
Barclays Bank PLC 7.625% 11/21/22		455,000	505,125
Barclays PLC 8% (c)(i)	EUR	200,000	235,212
Chong Hing Bank Ltd. 6.5% (c)(i)		200,000	211,788
Citigroup, Inc. 5.35% (c)(i)		550,000	543,278
Credit Agricole SA:
6.5%(Reg. S) (c)(i)	EUR	200,000	228,229
6.625% (b)(c)(i)		315,000	312,200
8.125% (b)(c)(i)		200,000	214,426
Intesa Sanpaolo SpA 8.047% (c)(i)	EUR	350,000	421,354
Royal Bank of Scotland Group PLC:
7.0916% (c)(i)	EUR	50,000	51,631
8% (c)(i)		450,000	439,859
8.625% (c)(i)		200,000	208,081
Standard Chartered PLC 7.5% (b)(c)(i)		200,000	207,566
Woori Bank 4.5% (Reg. S) (c)(i)		200,000	196,650

TOTAL BANKS & THRIFTS			3,991,201

Cable/Satellite TV - 0.1%
SES SA 4.625% (Reg. S) (c)(i)	EUR	100,000	110,163
Chemicals - 0.1%
Solvay SA 5.869% 12/31/49 (c)	EUR	100,000	123,455
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (i)		500,000	510,864
Diversified Financial Services - 0.2%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(i)	EUR	150,000	170,749
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(i)	EUR	200,000	220,963
Homebuilders/Real Estate - 0.3%
Grand City Properties SA 3.75% (c)(i)	EUR	200,000	225,339
Insurance - 0.2%
Asahi Mutual Life Insurance Co. 7.25% (Reg. S) (c)(i)		200,000	208,878
Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg. S) (c)(i)	EUR	200,000	236,283
Telefonica Europe BV:
5% (Reg. S) (c)(i)	EUR	300,000	351,016
6.5% (Reg. S) (c)(i)	EUR	100,000	118,140

TOTAL TELECOMMUNICATIONS			705,439

TOTAL PREFERRED SECURITIES
(Cost $6,544,870)			6,474,235
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.62% (j)
(Cost $5,438,131)		5,437,546	5,438,633
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $100,886,182)			99,092,504
NET OTHER ASSETS (LIABILITIES) - 0.6%			580,082
NET ASSETS - 100%			$99,672,586

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,921,363 or 40.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,554 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
Walter Energy GUC Trust	7/18/16	$298
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$154,316
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,296
Fidelity Securities Lending Cash Central Fund	3
Total	$17,299

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$638,585	$520,509	$--	$118,076
Consumer Staples	1	--	--	1
Energy	437,492	415,310	--	22,182
Health Care	769,696	581,520	152,000	36,176
Industrials	210,135	188,762	--	21,373
Materials	233,175	233,175	--	--
Telecommunication Services	14,624	14,624	--	--
Utilities	107,488	107,488	--	--
Corporate Bonds	82,638,748	--	82,562,058	76,690
Bank Loan Obligations	2,129,692	--	2,085,146	44,546
Preferred Securities	6,474,235	--	6,474,235	--
Money Market Funds	5,438,633	5,438,633	--	--
Total Investments in Securities:	$99,092,504	$7,500,021	$91,273,439	$319,044

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $100,384,022. Net unrealized depreciation aggregated $1,291,518, of which $4,748,466 related to appreciated investment securities and $6,039,984 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2017

SPH-QTLY-0317
1.813069.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29(a)	$1,126	$936
Diversified Financial Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	2,340	2,556

TOTAL CONVERTIBLE BONDS		3,492

Nonconvertible Bonds - 76.2%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	4,755	4,957
Orbital ATK, Inc. 5.5% 10/1/23	4,310	4,482
		9,439
Air Transportation - 0.3%
Allegiant Travel Co. 5.5% 7/15/19	3,970	4,079
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,637	2,723
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,332
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,030	4,161
		12,295
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	6,465	6,513
Penske Automotive Group, Inc. 5.5% 5/15/26	5,215	5,189
Tenneco, Inc. 5% 7/15/26	6,090	6,082
The Goodyear Tire & Rubber Co. 5% 5/31/26	7,810	7,869
		25,653
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
4.25% 4/15/21	12,440	12,564
5.75% 11/20/25	30,460	30,917
Royal Bank of Scotland Group PLC 5.125% 5/28/24	25,230	25,155
		68,636
Broadcasting - 0.5%
AMC Networks, Inc. 5% 4/1/24	940	959
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,410	3,553
Clear Channel Communications, Inc. 10% 1/15/18	5,040	3,944
Gray Television, Inc. 5.875% 7/15/26 (b)	2,010	1,997
iHeartCommunications, Inc.:
9% 9/15/22	4,320	3,240
10.625% 3/15/23	6,665	5,249
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	5,050	5,132
		24,074
Building Materials - 0.8%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	6,490	6,668
Building Materials Corp. of America 6% 10/15/25 (b)	6,360	6,710
CEMEX Finance LLC 6% 4/1/24 (b)	6,690	6,874
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	4,155	4,737
Standard Industries, Inc. 5.5% 2/15/23 (b)	6,160	6,391
U.S. Concrete, Inc.:
6.375% 6/1/24	2,470	2,609
6.375% 6/1/24 (b)	2,360	2,493
USG Corp. 5.5% 3/1/25 (b)	2,150	2,252
		38,734
Cable/Satellite TV - 4.9%
Altice SA 7.75% 5/15/22 (b)	61,760	65,535
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	12,165	12,667
5.5% 5/15/26 (b)	16,930	17,353
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,975
5.125% 5/1/23 (b)	1,000	1,038
5.125% 5/1/27 (b)(c)	9,375	9,551
5.5% 5/1/26 (b)	14,635	15,330
5.75% 9/1/23	7,160	7,500
5.875% 4/1/24 (b)	12,305	13,205
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	2,210	2,240
5.125% 12/15/21 (b)	4,795	4,855
CSC Holdings, Inc. 5.5% 4/15/27 (b)	11,570	11,744
DISH DBS Corp.:
5% 3/15/23	5,810	5,716
5.875% 7/15/22	3,210	3,337
6.75% 6/1/21	5,543	5,955
7.75% 7/1/26	2,150	2,407
Virgin Media Finance PLC 4.875% 2/15/22	7,525	6,697
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	8,690	8,820
VTR Finance BV 6.875% 1/15/24 (b)	6,835	7,177
Ziggo Bond Finance BV 6% 1/15/27 (b)	4,310	4,276
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	17,570	17,504
		227,882
Capital Goods - 1.7%
AECOM Technology Corp. 5.75% 10/15/22	3,225	3,398
Amsted Industries, Inc. 5% 3/15/22 (b)	3,440	3,449
Belden, Inc. 5.25% 7/15/24 (b)	8,579	8,622
CNH Industrial NV 4.5% 8/15/23	4,300	4,303
General Cable Corp. 5.75% 10/1/22 (d)	44,875	44,538
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	18,020	12,254
SPX Flow, Inc.:
5.625% 8/15/24 (b)	2,150	2,193
5.875% 8/15/26 (b)	2,150	2,204
		80,961
Chemicals - 3.6%
A. Schulman, Inc. 6.875% 6/1/23 (b)	9,175	9,680
Axalta Coating Systems 4.875% 8/15/24 (b)	6,450	6,531
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,839
10% 10/15/25	8,930	10,805
CF Industries Holdings, Inc.:
3.45% 6/1/23	4,705	4,411
5.375% 3/15/44	7,050	6,169
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	9,210	8,980
Koppers, Inc. 6% 2/15/25 (b)	4,695	4,859
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	22,237
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	19,122	0
The Chemours Co. LLC:
6.625% 5/15/23	10,825	10,771
7% 5/15/25	24,890	24,803
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,440	2,577
Tronox Finance LLC 6.375% 8/15/20	40,550	38,979
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	1,890	1,985
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,685	2,792
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	4,485	4,704
5.625% 10/1/24 (b)	1,800	1,897
		167,019
Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	235	239
Tempur Sealy International, Inc.:
5.5% 6/15/26	6,420	6,324
5.625% 10/15/23	2,155	2,171
Wolverine World Wide, Inc. 5% 9/1/26 (b)	4,295	4,080
		12,814
Containers - 1.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.1557% 5/15/21 (b)(d)	11,510	11,812
4.625% 5/15/23 (b)	21,095	21,293
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	16,030	16,431
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,017
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,155	2,061
Graphic Packaging International, Inc. 4.125% 8/15/24	6,175	6,005
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	6,399
5.375% 1/15/25 (b)	4,130	4,151
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	8,975	9,179
Sealed Air Corp. 5.25% 4/1/23 (b)	6,590	6,870
		86,218
Diversified Financial Services - 4.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	4,265	4,188
Aircastle Ltd.:
5% 4/1/23	4,000	4,060
5.125% 3/15/21	8,880	9,335
5.5% 2/15/22	3,085	3,239
CIT Group, Inc.:
5% 8/15/22	5,515	5,777
5.375% 5/15/20	11,850	12,605
FLY Leasing Ltd.:
6.375% 10/15/21	15,728	16,318
6.75% 12/15/20	4,320	4,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	11,535	11,665
6% 8/1/20	3,610	3,698
6.25% 2/1/22 (b)	2,435	2,453
6.75% 2/1/24 (b)	2,360	2,352
ILFC E-Capital Trust I 4.67% 12/21/65 (b)(d)	7,105	6,377
ILFC E-Capital Trust II 4.92% 12/21/65 (b)(d)	9,720	8,724
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	16,805	17,435
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,937	1,225
MSCI, Inc.:
4.75% 8/1/26 (b)	2,740	2,726
5.75% 8/15/25 (b)	3,285	3,480
Navient Corp.:
5% 10/26/20	2,165	2,149
6.625% 7/26/21	3,750	3,816
SLM Corp.:
4.875% 6/17/19	15,065	15,206
5.5% 1/25/23	2,320	2,190
6.125% 3/25/24	5,395	5,105
7.25% 1/25/22	5,390	5,545
8% 3/25/20	12,692	13,644
Springleaf Financial Corp. 8.25% 12/15/20	6,395	6,867
Tervita Escrow Corp. 7.625% 12/1/21 (b)	17,690	18,353
		193,052
Diversified Media - 2.1%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	10,245	10,337
7.625% 3/15/20	18,190	17,690
Lamar Media Corp. 5.75% 2/1/26	2,825	2,995
MDC Partners, Inc. 6.5% 5/1/24 (b)	41,291	35,923
National CineMedia LLC 5.75% 8/15/26	4,295	4,370
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	4,700	4,700
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	21,950	22,416
		98,431
Energy - 10.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,419	1,488
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,695	4,812
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,458
5.625% 6/1/23 (Reg. S)	3,960	4,039
Antero Resources Finance Corp. 5.375% 11/1/21	5,735	5,886
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,070	2,840
5.625% 6/1/24 (b)	3,655	3,363
Calfrac Holdings LP 7.5% 12/1/20 (b)	4,715	4,385
Callon Petroleum Co. 6.125% 10/1/24 (b)	1,865	1,975
Chesapeake Energy Corp.:
4.875% 4/15/22	8,517	7,921
5.375% 6/15/21	11,280	10,829
5.75% 3/15/23	3,500	3,360
6.125% 2/15/21	3,005	2,967
8% 12/15/22 (b)	1,695	1,809
8% 1/15/25 (b)	2,345	2,402
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	24,190	25,037
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	4,565
Concho Resources, Inc.:
4.375% 1/15/25	9,390	9,601
5.5% 4/1/23	350	363
Continental Resources, Inc.:
4.5% 4/15/23	4,270	4,217
5% 9/15/22	18,525	18,896
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	2,137
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,714
Denbury Resources, Inc.:
4.625% 7/15/23	9,855	7,872
5.5% 5/1/22	7,840	6,723
Ensco PLC:
4.5% 10/1/24	4,355	3,898
5.2% 3/15/25	2,345	2,122
5.75% 10/1/44	6,460	5,184
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,360	2,336
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,915	2,937
FTS International, Inc. 6.25% 5/1/22	8,440	7,655
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,373	1,359
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,745	9,599
5.75% 10/1/25 (b)	5,380	5,427
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,230	3,383
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	174
5.875% 4/1/20	505	376
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,230	3,230
7.5% 11/1/23 (b)	6,095	6,415
Noble Holding International Ltd.:
4.625% 3/1/21	2,536	2,422
5.25% 3/15/42	3,445	2,515
6.05% 3/1/41	4,160	3,224
7.2% 4/1/25 (d)	5,680	5,623
7.75% 1/15/24	20,840	20,826
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,745	3,890
NRG Yield Operating LLC 5% 9/15/26 (b)	4,295	4,188
Pacific Drilling SA 5.375% 6/1/20 (b)	1,700	854
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	925	994
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	16,415	16,702
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	820	834
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,625	1,698
Range Resources Corp. 5% 3/15/23 (b)	2,140	2,124
Rice Energy, Inc.:
6.25% 5/1/22	2,305	2,391
7.25% 5/1/23	1,700	1,823
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	4,293
5.625% 11/15/23	5,320	5,260
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (d)	11,870	12,879
5.75% 5/15/24	4,255	4,633
6.25% 3/15/22	9,740	10,860
SM Energy Co.:
5% 1/15/24	7,235	6,891
5.625% 6/1/25	6,395	6,235
6.125% 11/15/22	12,935	13,355
6.5% 11/15/21	3,615	3,728
6.5% 1/1/23	9,245	9,522
6.75% 9/15/26	2,875	2,990
Southwestern Energy Co.:
4.1% 3/15/22	16,817	15,598
5.8% 1/23/20 (d)	13,300	13,732
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,625	2,618
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	8,740	8,961
6.375% 4/1/23	11,095	11,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	6,023
5.125% 2/1/25 (b)	2,610	2,701
5.25% 5/1/23	2,920	2,993
5.375% 2/1/27 (b)	2,610	2,705
6.375% 8/1/22	2,365	2,445
6.75% 3/15/24	1,230	1,344
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	427
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	4,105	4,218
6.125% 10/15/21	7,935	8,302
6.25% 10/15/22	5,645	6,012
Transocean, Inc. 9% 7/15/23 (b)	4,330	4,609
Weatherford International Ltd.:
6.5% 8/1/36	4,305	3,648
7% 3/15/38	7,615	6,587
8.25% 6/15/23	9,855	10,052
Weatherford International, Inc. 6.8% 6/15/37	7,755	6,650
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,501
Whiting Petroleum Corp.:
5.75% 3/15/21	2,495	2,520
6.25% 4/1/23	1,265	1,278
WPX Energy, Inc.:
6% 1/15/22	6,383	6,638
8.25% 8/1/23	4,575	5,204
		493,663
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)	4,285	4,371
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,095	7,343
5.625% 2/15/24	2,800	2,923
5.875% 3/15/25	10,155	10,612
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)	6,055	4,472
		29,721
Environmental - 0.9%
Covanta Holding Corp.:
5.875% 3/1/24	8,520	8,477
6.375% 10/1/22	6,490	6,693
7.25% 12/1/20	4,832	4,975
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	19,573
		39,718
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	13,270	13,187
6.625% 6/15/24 (b)	6,890	7,181
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(d)	34,268	20,903
9.25% 2/15/19 (b)	36,335	29,969
Performance Food Group, Inc. 5.5% 6/1/24 (b)	2,765	2,827
Rite Aid Corp. 7.7% 2/15/27	3,030	3,636
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	33,220	26,576
		104,279
Food/Beverage/Tobacco - 3.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	34,987	34,287
Cott Beverages, Inc.:
5.375% 7/1/22	370	379
6.75% 1/1/20	205	212
ESAL GmbH 6.25% 2/5/23 (b)	21,070	21,024
JBS Investments GmbH:
7.25% 4/3/24 (b)	9,250	9,701
7.75% 10/28/20 (b)	12,800	13,536
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,625	2,695
7.25% 6/1/21 (b)	14,640	15,123
7.25% 6/1/21 (b)	5,070	5,237
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	5,765	5,779
4.875% 11/1/26 (b)	3,455	3,459
Minerva Luxembourg SA 6.5% 9/20/26 (b)	12,855	12,775
Post Holdings, Inc. 7.75% 3/15/24 (b)	3,655	4,046
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,305	4,499
Vector Group Ltd.:
6.125% 2/1/25 (b)	9,390	9,648
7.75% 2/15/21	2,900	3,022
		145,422
Gaming - 1.1%
Boyd Gaming Corp. 6.375% 4/1/26 (b)	2,050	2,199
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,850	1,929
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)(c)	1,215	1,250
MCE Finance Ltd. 5% 2/15/21 (b)	890	894
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	6,120	5,860
MGM Mirage, Inc. 7.75% 3/15/22	2,230	2,597
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	1,005	1,006
Scientific Games Corp.:
6.625% 5/15/21	14,640	13,469
7% 1/1/22 (b)	5,015	5,360
10% 12/1/22	7,785	7,977
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,761
Wynn Macau Ltd. 5.25% 10/15/21 (b)	7,260	7,410
		53,712
Healthcare - 10.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,350
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	7,765	7,513
AmSurg Corp. 5.625% 7/15/22	5,345	5,505
Centene Corp. 4.75% 5/15/22	6,640	6,740
Community Health Systems, Inc.:
5.125% 8/1/21	30,550	28,793
6.875% 2/1/22	74,310	54,061
7.125% 7/15/20	6,425	5,269
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,410	4,509
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,266
5.125% 7/15/24	9,575	9,455
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(d)	11,660	9,488
HCA Holdings, Inc.:
4.5% 2/15/27	4,300	4,241
5.25% 6/15/26	5,705	5,947
5.375% 2/1/25	4,215	4,299
5.875% 3/15/22	9,465	10,281
5.875% 5/1/23	12,595	13,414
5.875% 2/15/26	2,805	2,917
6.25% 2/15/21	7,735	8,296
7.5% 11/6/33	2,576	2,763
HealthSouth Corp. 5.75% 9/15/25	5,215	5,228
Horizon Pharma, Inc. 8.75% 11/1/24 (b)	2,995	3,077
IMS Health, Inc. 5% 10/15/26 (b)	5,885	5,924
Kindred Healthcare, Inc.:
8% 1/15/20	24,440	24,073
8.75% 1/15/23	19,535	17,777
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	5,615	4,976
5.75% 8/1/22 (b)	4,305	3,993
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,735	2,687
5.5% 5/1/24	3,770	3,827
6.375% 3/1/24	3,810	4,024
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	15,873	14,365
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,645
5.5% 2/1/21	16,370	16,943
Teleflex, Inc. 4.875% 6/1/26	5,655	5,627
Tenet Healthcare Corp.:
4.375% 10/1/21	23,865	23,999
4.4634% 6/15/20 (d)	7,975	8,075
4.5% 4/1/21	780	784
6% 10/1/20	2,530	2,669
8.125% 4/1/22	28,060	28,341
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	14,535	12,500
5.5% 3/1/23 (b)	7,920	5,999
5.625% 12/1/21 (b)	3,595	2,840
5.875% 5/15/23 (b)	24,215	18,434
6.125% 4/15/25 (b)	20,865	15,623
6.75% 8/15/21 (b)	15,568	13,155
7.25% 7/15/22 (b)	18,835	15,824
7.5% 7/15/21 (b)	5,200	4,518
VPI Escrow Corp. 6.375% 10/15/20 (b)	17,260	15,124
		489,158
Homebuilders/Real Estate - 1.3%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	3,115	3,388
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,825	1,852
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,426	2,450
6.5% 12/15/20 (b)	4,585	4,723
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,436
Lennar Corp. 4.125% 1/15/22	4,735	4,775
Mattamy Group Corp. 6.875% 12/15/23 (b)	1,840	1,895
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	4,130	4,254
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,275	3,295
Starwood Property Trust, Inc. 5% 12/15/21 (b)	4,690	4,766
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	11,417	11,545
TRI Pointe Homes, Inc. 5.875% 6/15/24	2,260	2,339
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,555
5.875% 1/31/25 (b)	3,095	3,076
7% 8/15/22	3,905	4,081
		59,430
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	14,775	14,830
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	5,980	5,868
		20,698
Insurance - 0.1%
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(d)	2,695	2,708
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)	780	665
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	1,915	1,989
9.5% 12/15/24 (b)	3,465	3,656
Silversea Cruises 7.25% 2/1/25 (b)	2,075	2,132
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	3,345	3,450
7.25% 11/30/21 (b)	7,035	7,432
		19,324
Metals/Mining - 1.8%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	1,510	1,599
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,886
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	2,470	2,532
7.25% 5/15/22 (b)	1,975	2,015
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,294
3.875% 3/15/23	8,450	7,795
4.55% 11/14/24	20,585	19,298
5.4% 11/14/34	8,590	7,503
6.75% 2/1/22 (b)	4,480	4,670
6.875% 2/15/23 (b)	4,275	4,457
Murray Energy Corp. 11.25% 4/15/21 (b)	6,100	4,430
Novelis Corp.:
5.875% 9/30/26 (b)	4,300	4,365
6.25% 8/15/24 (b)	2,645	2,784
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,995	2,988
Teck Resources Ltd. 8.5% 6/1/24 (b)	5,220	6,075
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)	5,823	0
		84,691
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	1,855	1,887
Louisiana-Pacific Corp. 4.875% 9/15/24	2,150	2,145
NewPage Corp. 11.375% 12/31/2114 (e)	30,721	0
		4,032
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	6,290	6,408
Services - 3.8%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	6,210	5,837
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	30,765	26,996
APX Group, Inc.:
6.375% 12/1/19	9,020	9,313
7.875% 12/1/22	12,845	13,937
8.75% 12/1/20	12,930	13,415
Aramark Services, Inc.:
4.75% 6/1/26 (b)	4,275	4,258
5.125% 1/15/24	3,160	3,284
5.125% 1/15/24 (b)	1,935	2,011
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	3,625	3,525
Corrections Corp. of America 5% 10/15/22	2,110	2,123
Everi Payments, Inc. 10% 1/15/22	1,100	1,084
Garda World Security Corp. 7.25% 11/15/21 (b)	5,697	5,455
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	2,140	2,311
7.75% 6/1/24 (b)	2,140	2,317
Hertz Corp. 6.25% 10/15/22	6,090	5,527
IHS Markit Ltd. 5% 11/1/22 (b)	1,360	1,409
Laureate Education, Inc. 10% 9/1/19 (b)(d)	49,279	51,435
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,545	1,578
The GEO Group, Inc. 6% 4/15/26	1,840	1,854
The ServiceMaster Co. 5.125% 11/15/24 (b)	4,705	4,764
United Rentals North America, Inc.:
5.5% 5/15/27	5,620	5,669
5.875% 9/15/26	10,850	11,270
		179,372
Steel - 0.3%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	2,650	2,869
Commercial Metals Co. 4.875% 5/15/23	4,120	4,202
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	5,295	5,374
		12,445
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,329
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(d)	2,777	1,163
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	6,325	2,846
9% 3/15/19 (b)	3,380	1,622
DBP Holding Corp. 7.75% 10/15/20 (b)	13,445	9,277
JC Penney Corp., Inc.:
6.375% 10/15/36	2,985	2,410
7.4% 4/1/37	1,933	1,658
Netflix, Inc. 4.375% 11/15/26 (b)	2,350	2,306
		27,611
Technology - 2.6%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,431
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	7,620	3,524
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,950	5,575
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	3,555	3,818
5.875% 6/15/21 (b)	8,050	8,492
7.125% 6/15/24 (b)	4,480	4,905
Lucent Technologies, Inc.:
6.45% 3/15/29	21,495	22,417
6.5% 1/15/28	1,190	1,238
Micron Technology, Inc.:
5.25% 1/15/24 (b)	13,155	13,208
5.5% 2/1/25	3,390	3,407
7.5% 9/15/23 (b)	7,550	8,381
Nuance Communications, Inc. 5.625% 12/15/26 (b)	14,070	14,052
Open Text Corp. 5.875% 6/1/26 (b)	4,285	4,489
Parametric Technology Corp. 6% 5/15/24	1,535	1,635
Qorvo, Inc. 6.75% 12/1/23	3,555	3,875
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,250	4,303
VeriSign, Inc. 4.625% 5/1/23	4,455	4,504
Western Digital Corp.:
7.375% 4/1/23 (b)	4,230	4,653
10.5% 4/1/24 (b)	3,460	4,074
		119,981
Telecommunications - 8.1%
Altice Financing SA:
6.5% 1/15/22 (b)	16,974	17,695
7.5% 5/15/26 (b)	11,220	11,837
Altice Finco SA:
7.625% 2/15/25 (b)	10,375	10,725
8.125% 1/15/24 (b)	25,430	27,019
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,362
Cincinnati Bell, Inc. 7% 7/15/24 (b)	4,310	4,552
Columbus International, Inc. 7.375% 3/30/21 (b)	10,170	10,806
CommScope Technologies Finance LLC 6% 6/15/25 (b)	1,620	1,726
Frontier Communications Corp.:
8.875% 9/15/20	2,830	3,014
10.5% 9/15/22	8,075	8,413
11% 9/15/25	23,010	23,269
GCI, Inc. 6.875% 4/15/25	6,590	6,854
Inmarsat Finance PLC 4.875% 5/15/22 (b)	2,245	2,200
Intelsat Jackson Holdings SA:
5.5% 8/1/23	10,575	7,403
7.5% 4/1/21	2,385	1,848
8% 2/15/24 (b)	4,100	4,254
Intelsat Luxembourg SA 7.75% 6/1/21	1,433	498
Level 3 Financing, Inc.:
5.125% 5/1/23	13,140	13,239
5.25% 3/15/26 (b)	4,095	4,080
5.375% 1/15/24	10,640	10,760
Neptune Finco Corp.:
6.625% 10/15/25 (b)	7,010	7,650
10.125% 1/15/23 (b)	6,945	8,052
10.875% 10/15/25 (b)	6,000	7,140
Sable International Finance Ltd. 6.875% 8/1/22 (b)	10,360	10,872
SFR Group SA:
6% 5/15/22 (b)	10,880	11,193
6.25% 5/15/24 (b)	4,450	4,478
7.375% 5/1/26 (b)	10,355	10,627
Sprint Capital Corp. 6.875% 11/15/28	8,180	8,425
Sprint Communications, Inc. 6% 11/15/22	18,465	18,742
Sprint Corp.:
7.125% 6/15/24	15,820	16,532
7.25% 9/15/21	15,875	17,010
7.875% 9/15/23	18,985	20,741
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,913
6% 4/15/24	10,590	11,252
6.125% 1/15/22	5,435	5,748
6.625% 4/1/23	16,025	17,030
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	4,015	4,306
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	12,545	12,765
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	3,350	3,430
		379,460
Transportation Ex Air/Rail - 1.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	12,930	11,734
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	32,220	22,091
8.125% 2/15/19	16,681	12,949
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,145	2,905
Teekay Corp. 8.5% 1/15/20	18,893	18,610
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	9,100	1,593
		69,882
Utilities - 3.8%
Calpine Corp. 5.5% 2/1/24	2,040	1,989
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	8,515	8,999
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	10,390	10,821
Dynegy, Inc.:
7.375% 11/1/22	20,975	20,713
7.625% 11/1/24	44,600	42,482
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	9,410	9,057
7% 6/15/23	19,090	18,756
InterGen NV 7% 6/30/23 (b)	28,724	26,211
NRG Energy, Inc.:
7.25% 5/15/26 (b)	1,000	1,046
7.875% 5/15/21	285	296
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	7,343	7,949
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,370	2,417
PPL Energy Supply LLC:
4.6% 12/15/21	6,105	4,960
6.5% 6/1/25	5,125	4,138
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)	7,445	7,203
The AES Corp.:
3.9307% 6/1/19 (d)	1,395	1,397
6% 5/15/26	8,415	8,710
		177,144

TOTAL NONCONVERTIBLE BONDS		3,564,067

TOTAL CORPORATE BONDS
(Cost $3,546,113)		3,567,559
	Shares	Value (000s)

Common Stocks - 0.2%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	103,457	3,480
Chassix Holdings, Inc. warrants 7/29/20 (f)	27,176	253

TOTAL AUTOMOTIVE & AUTO PARTS		3,733

Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,429
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	29
Environmental - 0.0%
Tervita Corp. Class A	79,321	568
Healthcare - 0.0%
HealthSouth Corp.	22	1
Metals/Mining - 0.0%
Walter Energy GUC Trust(g)	81	22
Warrior Met Coal LLC Class A (g)	3,015	816

TOTAL METALS/MINING		838

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(h)	609,310	731
TOTAL COMMON STOCKS
(Cost $39,906)		8,329

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25% (f)	13,185	15,720
Energy - 0.3%
Chesapeake Energy Corp. Series A 5.75% (f)	24,000	15,240

TOTAL CONVERTIBLE PREFERRED STOCKS		30,960

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A	3,612,430	25,873
TOTAL PREFERRED STOCKS
(Cost $49,317)		56,833
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 7.5%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.9578% 2/28/20 (d)	4,388	4,377
Tranche D, term loan 3.9833% 6/4/21 (d)	7,040	7,014

TOTAL AEROSPACE		11,391

Automotive & Auto Parts - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 1/25/24(i)	414	417
Tranche 2LN, term loan 1/25/24 (i)	41	42
Chassix, Inc. term loan 12% 7/29/19	1,205	1,205

TOTAL AUTOMOTIVE & AUTO PARTS		1,664

Broadcasting - 0.2%
CBS Radio, Inc. term loan 4.5% 10/17/23 (d)	9,813	9,893
Cable/Satellite TV - 0.6%
Charter Communication Operating LLC term loan:
2.7694% 7/1/20 (d)	4,489	4,498
2.7694% 1/3/21 (d)	6,425	6,433
Virgin Media Bristol LLC Tranche 1LN, term loan 3.5172% 1/31/25 (d)	7,170	7,210
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (d)	8,583	8,618
Zayo Group LLC:
Tranche 1LN, term loan 1/19/24 (i)	345	347
Tranche B 1LN, term loan 3.5% 1/19/24 (d)	716	721

TOTAL CABLE/SATELLITE TV		27,827

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 3.7703% 8/21/23 (d)	3,136	3,154
SRAM LLC. Tranche B, term loan 4.0211% 4/10/20 (d)	4,142	4,126

TOTAL CAPITAL GOODS		7,280

Chemicals - 0.2%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	6,794	6,816
Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (d)	6,549	6,564
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (d)	4,570	5,138
Energy Transfer Equity LP Tranche B, term loan 3.3868% 12/2/19 (d)	8,045	8,039
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (d)	4,365	3,956
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	6,551	4,823

TOTAL ENERGY		21,956

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3.0283% 1/31/21 (d)	5,160	5,188
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (d)	4,380	4,435
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	18,834	18,924
Healthcare - 0.7%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (d)	6,480	6,122
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (d)	3,473	3,383
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (d)	6,355	6,360
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (d)	18,835	18,686

TOTAL HEALTHCARE		34,551

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (d)	1,800	1,806
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	19,762	19,827

TOTAL INSURANCE		21,633

Services - 1.9%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (d)	13,164	12,703
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 5.25% 10/19/23 (d)	8,470	8,560
ARAMARK Corp. Tranche F, term loan 3.4982% 2/24/21 (d)	6,215	6,264
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (d)	12,562	12,534
Garda World Security Corp.:
term loan:
4% 11/8/20 (d)	6,567	6,572
5.75% 11/8/20 (d)	564	564
Tranche DD, term loan 4% 11/8/20 (d)	1,818	1,819
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (d)	38,353	38,702

TOTAL SERVICES		87,718

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (d)	3,856	3,877
Super Retail - 0.6%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	10,892	9,307
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (d)	21,001	11,703
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	5,926	5,822

TOTAL SUPER RETAIL		26,832

Technology - 0.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	5,144	5,129
Information Resources, Inc. Tranche B 1LN, term loan 5.25% 1/18/24 (d)	1,005	1,014
Kronos, Inc. term loan 5% 11/1/23 (d)	9,565	9,667
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	3,059	3,067
Solera LLC Tranche B, term loan 5.75% 3/3/23 (d)	270	273

TOTAL TECHNOLOGY		19,150

Telecommunications - 0.3%
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (d)	4,148	4,176
Radiate Holdco LLC Tranche B, term loan 3.78% 12/8/23 (d)	7,155	7,208
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (i)	3,300	3,304

TOTAL TELECOMMUNICATIONS		14,688

Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (d)	11,862	11,854
Cortes NP Acquisition Corp. Tranche B, term loan 6% 11/30/23 (d)	6,565	6,598
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0172% 12/14/23 (d)	1,945	1,964

TOTAL UTILITIES		20,416

TOTAL BANK LOAN OBLIGATIONS
(Cost $353,713)		350,803

Preferred Securities - 5.1%
Banks & Thrifts - 5.1%
Bank of America Corp.:
6.1% (d)(j)	12,150	12,820
6.25% (d)(j)	6,240	6,675
Barclays Bank PLC 7.625% 11/21/22	18,275	20,088
Barclays PLC:
6.625% (d)(j)	21,820	21,252
8.25% (d)(j)	13,960	14,761
BNP Paribas SA 6.75% (b)(d)(j)	8,445	8,668
Citigroup, Inc.:
5.875% (d)(j)	31,970	33,070
6.3% (d)(j)	5,630	6,409
Credit Agricole SA:
6.625% (b)(d)(j)	8,755	8,634
7.875% (b)(d)(j)	11,570	11,847
8.125% (b)(d)(j)	4,165	4,494
Credit Suisse Group AG:
6.25% (b)(d)(j)	2,730	2,888
7.5% (b)(d)(j)	6,165	6,558
Deutsche Bank AG 7.5% (d)(j)	3,440	3,293
Goldman Sachs Group, Inc. 5.375% (d)(j)	2,955	3,077
JPMorgan Chase & Co.:
5.3% (d)(j)	9,520	9,910
6.125% (d)(j)	3,445	3,657
6.75% (d)(j)	4,255	4,785
Lloyds Banking Group PLC 7.5% (d)(j)	14,060	14,612
Royal Bank of Scotland Group PLC:
7.5% (d)(j)	16,570	16,371
8% (d)(j)	3,715	3,642
8.625% (d)(j)	8,860	9,149
Societe Generale:
6% (b)(d)(j)	925	928
8% (b)(d)(j)	10,780	10,938
TOTAL PREFERRED SECURITIES
(Cost $231,839)		238,526
	Shares	Value (000s)

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.62% (k)
(Cost $389,549)	389,521,912	389,600
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $4,610,437)		4,611,650
NET OTHER ASSETS (LIABILITIES) - 1.4%		65,787
NET ASSETS - 100%		$4,677,437

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,753,211,000 or 37.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $838,000 or 0.0% of net assets.

 (h) Affiliated company

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Walter Energy GUC Trust	7/8/16	24
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$5,839

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,081
Total	$1,081

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$883	$--	$--	$--	$731
Total	$883	$--	$--	$--	$731

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,733	$--	$--	$3,733
Energy	16,078	--	15,240	838
Financials	18,149	18,149	--	--
Health Care	1	1	--	--
Industrials	26,441	--	--	26,441
Materials	29	29	--	--
Telecommunication Services	731	731	--	--
Corporate Bonds	3,567,559	--	3,567,559	--
Bank Loan Obligations	350,803	--	349,598	1,205
Preferred Securities	238,526	--	238,526	--
Money Market Funds	389,600	389,600	--	--
Total Investments in Securities:	$4,611,650	$408,510	$4,170,923	$32,217

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $4,592,616,000. Net unrealized appreciation aggregated $19,034,000, of which $188,762,000 related to appreciated investment securities and $169,728,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2017

FSH-QTLY-0317
1.924276.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,814,000	$1,507,888
Diversified Financial Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	2,140,000	2,337,950

TOTAL CONVERTIBLE BONDS		3,845,838

Nonconvertible Bonds - 77.2%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	3,480,000	3,627,900
Air Transportation - 0.2%
Allegiant Travel Co. 5.5% 7/15/19	3,625,000	3,724,688
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,480,000	4,625,600
		8,350,288
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	7,155,000	7,208,663
Penske Automotive Group, Inc. 5.5% 5/15/26	855,000	850,725
Tenneco, Inc. 5% 7/15/26	6,275,000	6,266,843
The Goodyear Tire & Rubber Co. 5% 5/31/26	6,505,000	6,553,788
		20,880,019
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
4.25% 4/15/21	4,770,000	4,817,700
5.75% 11/20/25	28,265,000	28,688,975
Royal Bank of Scotland Group PLC 5.125% 5/28/24	24,410,000	24,337,258
		57,843,933
Broadcasting - 0.6%
AMC Networks, Inc. 5% 4/1/24	855,000	872,100
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,765,000	3,922,641
Clear Channel Communications, Inc. 10% 1/15/18	4,625,000	3,619,063
Gray Television, Inc. 5.875% 7/15/26 (b)	2,120,000	2,106,750
iHeartCommunications, Inc.:
9% 9/15/22	4,755,000	3,566,250
10.625% 3/15/23	6,900,000	5,433,750
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	5,670,000	5,762,138
		25,282,692
Building Materials - 0.9%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	6,735,000	6,920,213
Building Materials Corp. of America 6% 10/15/25 (b)	4,195,000	4,425,725
CEMEX Finance LLC 6% 4/1/24 (b)	6,780,000	6,966,450
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	2,910,000	3,317,400
Standard Industries, Inc. 5.5% 2/15/23 (b)	7,430,000	7,708,625
U.S. Concrete, Inc.:
6.375% 6/1/24	2,770,000	2,925,813
6.375% 6/1/24 (b)	2,125,000	2,244,531
USG Corp. 5.5% 3/1/25 (b)	2,770,000	2,901,575
		37,410,332
Cable/Satellite TV - 4.8%
Altice SA 7.75% 5/15/22 (b)	60,535,000	64,242,718
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	10,690,000	11,130,963
5.5% 5/15/26 (b)	15,000,000	15,375,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,450,000	8,766,875
5.125% 5/1/27 (b)(c)	8,535,000	8,695,031
5.5% 5/1/26 (b)	7,285,000	7,631,038
5.75% 9/1/23	8,740,000	9,155,150
5.875% 4/1/24 (b)	17,080,000	18,329,060
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	4,245,000	4,303,369
CSC Holdings, Inc. 5.5% 4/15/27 (b)	10,810,000	10,972,150
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,298,333
6.75% 6/1/21	4,995,000	5,366,528
7.75% 7/1/26	2,390,000	2,675,318
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	7,903,200
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	4,895,000	4,968,425
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	2,100,000
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	18,505,000	18,435,606
		204,348,764
Capital Goods - 1.7%
AECOM Technology Corp. 5.75% 10/15/22	4,425,000	4,662,844
Belden, Inc. 5.25% 7/15/24 (b)	7,435,000	7,472,175
General Cable Corp. 5.75% 10/1/22 (d)	41,546,000	41,234,405
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	30,105,000	20,471,400
		73,840,824
Chemicals - 3.6%
A. Schulman, Inc. 6.875% 6/1/23 (b)	5,155,000	5,438,525
Blue Cube Spinco, Inc.:
9.75% 10/15/23	5,215,000	6,192,813
10% 10/15/25	6,250,000	7,562,500
CF Industries Holdings, Inc.:
3.45% 6/1/23	4,265,000	3,998,438
5.375% 3/15/44	6,405,000	5,604,375
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	7,285,000	7,102,875
Koppers, Inc. 6% 2/15/25 (b)	4,260,000	4,409,100
Momentive Performance Materials, Inc. 3.88% 10/24/21	23,676,000	23,024,910
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	27,576,000	3
The Chemours Co. LLC:
6.625% 5/15/23	9,805,000	9,755,975
7% 5/15/25	22,470,000	22,391,355
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,675,000	2,825,469
Tronox Finance LLC 6.375% 8/15/20	39,620,000	38,084,725
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	2,075,000	2,178,750
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,965,000	3,083,600
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	6,165,000	6,465,544
5.625% 10/1/24 (b)	2,475,000	2,608,031
		150,726,988
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	210,000	213,675
Tempur Sealy International, Inc. 5.625% 10/15/23	2,425,000	2,443,188
		2,656,863
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.1557% 5/15/21 (b)(d)	13,230,000	13,577,288
4.625% 5/15/23 (b)	14,285,000	14,418,922
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	14,336,000	14,694,400
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,385,000	2,280,656
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	4,710,000	4,868,963
5.375% 1/15/25 (b)	6,140,000	6,170,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	9,950,000	10,175,865
Sealed Air Corp. 5.25% 4/1/23 (b)	5,920,000	6,171,600
		72,358,394
Diversified Financial Services - 4.1%
Aircastle Ltd.:
5% 4/1/23	4,435,000	4,501,880
5.125% 3/15/21	12,000,000	12,615,000
CIT Group, Inc. 5% 8/15/22	9,475,000	9,925,063
FLY Leasing Ltd.:
6.375% 10/15/21	15,522,000	16,104,075
6.75% 12/15/20	4,975,000	5,205,094
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	9,245,000	9,349,006
6.25% 2/1/22 (b)	2,180,000	2,196,350
6.75% 2/1/24 (b)	2,120,000	2,112,580
ILFC E-Capital Trust I 4.67% 12/21/65 (b)(d)	8,630,000	7,745,425
ILFC E-Capital Trust II 4.92% 12/21/65 (b)(d)	9,553,000	8,573,818
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	15,290,000	15,863,375
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,698,000	1,073,985
MSCI, Inc.:
4.75% 8/1/26 (b)	3,040,000	3,024,800
5.75% 8/15/25 (b)	3,635,000	3,850,846
Navient Corp.:
5% 10/26/20	2,425,000	2,406,813
6.625% 7/26/21	4,160,000	4,232,800
SLM Corp.:
4.875% 6/17/19	8,285,000	8,362,465
5.5% 1/25/23	3,030,000	2,859,563
6.125% 3/25/24	3,455,000	3,269,294
7.25% 1/25/22	5,925,000	6,095,344
8% 3/25/20	16,743,000	17,998,725
Springleaf Financial Corp. 8.25% 12/15/20	7,180,000	7,709,525
Tervita Escrow Corp. 7.625% 12/1/21 (b)	16,130,000	16,734,875
		171,810,701
Diversified Media - 2.1%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	9,115,000	9,197,035
7.625% 3/15/20	18,020,000	17,524,450
Lamar Media Corp. 5.75% 2/1/26	3,345,000	3,545,700
MDC Partners, Inc. 6.5% 5/1/24 (b)	38,508,000	33,501,960
National CineMedia LLC 5.75% 8/15/26	4,780,000	4,863,650
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	4,255,000	4,255,000
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	15,730,000	16,064,263
		88,952,058
Energy - 11.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,289,000	1,351,839
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,270,000	4,376,750
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,568,800
Antero Resources Finance Corp. 5.375% 11/1/21	3,625,000	3,720,156
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,495,000	3,232,875
5.625% 6/1/24 (b)	4,760,000	4,379,200
Calfrac Holdings LP 7.5% 12/1/20 (b)	4,240,000	3,943,200
Callon Petroleum Co. 6.125% 10/1/24 (b)	2,060,000	2,181,025
Chesapeake Energy Corp.:
4.875% 4/15/22	8,410,000	7,821,300
5.375% 6/15/21	11,930,000	11,452,800
6.125% 2/15/21	2,965,000	2,927,018
8% 12/15/22 (b)	1,626,000	1,735,755
8% 1/15/25 (b)	2,135,000	2,187,041
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	23,028,000	23,833,980
Concho Resources, Inc.:
4.375% 1/15/25	8,545,000	8,737,263
5.5% 4/1/23	395,000	409,813
Continental Resources, Inc.:
4.5% 4/15/23	4,815,000	4,754,813
5% 9/15/22	11,400,000	11,628,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,674,175
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	8,900,000	8,989,000
Denbury Resources, Inc.:
4.625% 7/15/23	9,689,000	7,739,089
5.5% 5/1/22	6,985,000	5,989,638
Ensco PLC:
4.5% 10/1/24	4,807,000	4,302,265
5.2% 3/15/25	2,605,000	2,357,525
5.75% 10/1/44	7,160,000	5,745,900
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,120,000	2,098,800
FTS International, Inc. 6.25% 5/1/22	7,590,000	6,884,130
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,530,000	1,448,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	10,160,000	10,007,600
5.75% 10/1/25 (b)	4,650,000	4,690,688
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,555,000	3,723,863
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	191,813
5.875% 4/1/20	560,000	417,200
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,205,000	3,205,000
7.5% 11/1/23 (b)	5,535,000	5,825,588
Noble Holding International Ltd.:
4.625% 3/1/21	2,807,000	2,680,685
5.25% 3/15/42	3,815,000	2,784,950
6.05% 3/1/41	3,935,000	3,049,625
7.2% 4/1/25 (d)	5,075,000	5,024,250
7.75% 1/15/24	18,875,000	18,862,731
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,705,000	5,926,069
NRG Yield Operating LLC 5% 9/15/26 (b)	4,780,000	4,660,500
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	1,030,000	1,107,250
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	15,290,000	15,557,575
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	995,000	1,012,413
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,795,000	1,875,775
Range Resources Corp. 5% 3/15/23 (b)	2,405,000	2,386,963
Rice Energy, Inc.:
6.25% 5/1/22	2,780,000	2,884,250
7.25% 5/1/23	2,065,000	2,214,713
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,517,300
5.625% 11/15/23	5,665,000	5,601,269
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (d)	12,415,000	13,470,275
5.75% 5/15/24	4,020,000	4,376,775
6.25% 3/15/22	9,980,000	11,127,700
SM Energy Co.:
5% 1/15/24	8,500,000	8,096,250
5.625% 6/1/25	7,185,000	7,005,375
6.125% 11/15/22	12,320,000	12,720,400
6.5% 1/1/23	10,270,000	10,578,100
6.75% 9/15/26	2,280,000	2,371,200
Southwestern Energy Co.:
4.1% 3/15/22	16,295,000	15,113,613
5.8% 1/23/20 (d)	10,505,000	10,846,413
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	4,445,000	4,433,888
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	5,590,000	5,731,483
6.375% 4/1/23	11,200,000	11,496,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	7,185,000	7,077,225
5.125% 2/1/25 (b)	2,885,000	2,985,975
5.25% 5/1/23	5,510,000	5,647,750
5.375% 2/1/27 (b)	2,885,000	2,989,581
6.375% 8/1/22	5,058,000	5,229,972
6.75% 3/15/24	1,490,000	1,627,825
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	547,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,828,000	5,988,270
6.125% 10/15/21	4,620,000	4,833,675
6.25% 10/15/22	6,965,000	7,417,725
Transocean, Inc. 9% 7/15/23 (b)	4,755,000	5,061,103
Weatherford International Ltd.:
6.5% 8/1/36	4,780,000	4,051,050
7% 3/15/38	7,740,000	6,695,100
8.25% 6/15/23	9,375,000	9,562,500
Weatherford International, Inc. 6.8% 6/15/37	8,600,000	7,374,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	3,217,025
Whiting Petroleum Corp.:
5.75% 3/15/21	2,365,000	2,388,650
6.25% 4/1/23	1,455,000	1,469,550
WPX Energy, Inc.:
6% 1/15/22	7,505,000	7,805,200
8.25% 8/1/23	4,555,000	5,181,313
		476,198,219
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)	3,890,000	3,967,800
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	9,435,000	9,765,225
5.625% 2/15/24	4,285,000	4,472,469
5.875% 3/15/25	3,515,000	3,673,175
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)	6,729,468	4,969,292
		26,847,961
Environmental - 0.9%
Covanta Holding Corp.:
5.875% 3/1/24	9,245,000	9,198,775
6.375% 10/1/22	7,804,000	8,047,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	21,015,000	21,855,600
		39,102,250
Food & Drug Retail - 2.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	13,985,000	13,897,594
6.625% 6/15/24 (b)	5,935,000	6,185,457
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(d)	36,320,000	22,155,200
9.25% 2/15/19 (b)	40,150,000	33,115,720
Performance Food Group, Inc. 5.5% 6/1/24 (b)	3,110,000	3,179,975
Rite Aid Corp. 7.7% 2/15/27	4,550,000	5,460,000
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	32,460,000	25,968,000
		109,961,946
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	39,860,000	39,062,800
Cott Beverages, Inc.:
5.375% 7/1/22	445,000	455,680
6.75% 1/1/20	250,000	259,125
ESAL GmbH 6.25% 2/5/23 (b)	24,845,000	24,790,341
JBS Investments GmbH:
7.25% 4/3/24 (b)	7,980,000	8,369,025
7.75% 10/28/20 (b)	14,220,000	15,037,650
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,990,000	3,069,235
7.25% 6/1/21 (b)	5,649,000	5,835,417
7.25% 6/1/21 (b)	11,335,000	11,709,055
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	5,245,000	5,258,113
4.875% 11/1/26 (b)	3,135,000	3,138,919
Minerva Luxembourg SA 6.5% 9/20/26 (b)	12,290,000	12,213,188
Post Holdings, Inc. 7.75% 3/15/24 (b)	4,060,000	4,493,933
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,780,000	4,995,100
Vector Group Ltd. 6.125% 2/1/25 (b)	8,515,000	8,749,163
		147,436,744
Gaming - 1.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	2,185,000	2,277,863
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)(c)	1,100,000	1,131,625
MCE Finance Ltd. 5% 2/15/21 (b)	1,110,000	1,115,550
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	6,805,000	6,515,788
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	900,000	901,143
Scientific Games Corp.:
6.625% 5/15/21	15,475,000	14,237,000
7% 1/1/22 (b)	4,825,000	5,156,719
10% 12/1/22	8,110,000	8,309,668
Wynn Macau Ltd. 5.25% 10/15/21 (b)	4,780,000	4,878,611
		44,523,967
Healthcare - 10.8%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,397,000	6,189,098
AmSurg Corp. 5.625% 7/15/22	4,570,000	4,707,100
Centene Corp. 4.75% 5/15/22	6,940,000	7,044,100
Community Health Systems, Inc.:
5.125% 8/1/21	30,275,000	28,534,188
6.875% 2/1/22	80,479,000	58,548,473
7.125% 7/15/20	4,020,000	3,296,400
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	6,380,000	6,523,550
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	9,850,313
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(d)	8,865,000	7,213,894
HCA Holdings, Inc.:
4.5% 2/15/27	4,780,000	4,714,275
5.25% 6/15/26	6,930,000	7,224,525
5.375% 2/1/25	4,665,000	4,758,300
5.875% 3/15/22	4,715,000	5,121,669
5.875% 5/1/23	11,350,000	12,087,750
5.875% 2/15/26	3,680,000	3,827,200
6.25% 2/15/21	8,100,000	8,687,250
7.5% 11/6/33	2,199,000	2,358,428
HealthSouth Corp. 5.75% 9/15/25	5,890,000	5,904,725
Horizon Pharma, Inc. 8.75% 11/1/24 (b)	2,725,000	2,799,938
IMS Health, Inc. 5% 10/15/26 (b)	6,510,000	6,553,357
Kindred Healthcare, Inc.:
8% 1/15/20	23,875,000	23,516,875
8.75% 1/15/23	17,060,000	15,524,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	3,310,000	2,933,488
5.75% 8/1/22 (b)	4,825,000	4,475,188
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,830,000	2,780,475
5.5% 5/1/24	3,365,000	3,415,475
6.375% 3/1/24	4,595,000	4,853,469
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	13,732,000	12,427,460
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	20,260,000	20,260,000
5.5% 2/1/21	9,985,000	10,334,475
Teleflex, Inc. 4.875% 6/1/26	4,340,000	4,318,300
Tenet Healthcare Corp.:
4.375% 10/1/21	24,420,000	24,557,485
6% 10/1/20	3,980,000	4,198,900
8.125% 4/1/22	28,176,000	28,457,760
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	16,225,000	13,953,500
5.5% 3/1/23 (b)	7,070,000	5,355,525
5.625% 12/1/21 (b)	6,495,000	5,131,050
5.875% 5/15/23 (b)	25,475,000	19,392,844
6.125% 4/15/25 (b)	20,565,000	15,398,044
6.75% 8/15/21 (b)	14,126,000	11,936,470
7.25% 7/15/22 (b)	14,466,000	12,153,176
7.5% 7/15/21 (b)	1,425,000	1,237,969
VPI Escrow Corp. 6.375% 10/15/20 (b)	15,715,000	13,770,269
		456,327,330
Homebuilders/Real Estate - 1.1%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	3,450,000	3,751,875
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,935,000	2,964,350
6.5% 12/15/20 (b)	5,555,000	5,721,650
Lennar Corp. 4.125% 1/15/22	4,230,000	4,265,744
Mattamy Group Corp. 6.875% 12/15/23 (b)	1,680,000	1,730,400
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	5,140,000	5,294,200
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,025,000	3,043,906
Starwood Property Trust, Inc. 5% 12/15/21 (b)	4,275,000	4,344,469
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,164,000	10,278,345
William Lyon Homes, Inc.:
5.875% 1/31/25 (b)	2,820,000	2,802,375
7% 8/15/22	3,175,000	3,317,875
		47,515,189
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	12,330,000	12,376,238
Insurance - 0.1%
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(d)	2,635,000	2,648,175
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)	810,000	690,525
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	1,745,000	1,812,619
9.5% 12/15/24 (b)	3,160,000	3,333,800
Silversea Cruises 7.25% 2/1/25 (b)	1,885,000	1,937,233
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	3,055,000	3,150,469
7.25% 11/30/21 (b)	6,420,000	6,782,409
		17,707,055
Metals/Mining - 1.7%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	1,740,000	1,842,225
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	2,855,000	2,926,375
7.25% 5/15/22 (b)	2,480,000	2,529,600
Freeport-McMoRan, Inc.:
3.55% 3/1/22	10,380,000	9,705,300
3.875% 3/15/23	3,665,000	3,380,963
4.55% 11/14/24	20,995,000	19,682,813
5.4% 11/14/34	8,570,000	7,485,381
6.75% 2/1/22 (b)	4,825,000	5,030,063
6.875% 2/15/23 (b)	4,810,000	5,014,425
Murray Energy Corp. 11.25% 4/15/21 (b)	5,555,000	4,034,319
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	3,860,000	3,850,350
Teck Resources Ltd. 8.5% 6/1/24 (b)	4,445,000	5,172,869
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)	7,630,000	1
		70,654,684
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24	2,390,000	2,384,025
NewPage Corp. 11.375% 12/31/2114 (e)	56,458,756	6
		2,384,031
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	6,515,000	6,637,156
Services - 4.0%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	5,440,000	5,113,600
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	29,830,000	26,175,825
APX Group, Inc.:
6.375% 12/1/19	9,600,000	9,912,000
7.875% 12/1/22	14,405,000	15,629,425
8.75% 12/1/20	12,615,000	13,088,063
Aramark Services, Inc.:
4.75% 6/1/26 (b)	4,810,000	4,790,760
5.125% 1/15/24	3,660,000	3,803,326
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	2,765,000	2,688,963
Corrections Corp. of America 5% 10/15/22	2,265,000	2,279,156
Everi Payments, Inc. 10% 1/15/22	1,220,000	1,201,700
Garda World Security Corp. 7.25% 11/15/21 (b)	6,460,000	6,185,450
IHS Markit Ltd. 5% 11/1/22 (b)	1,370,000	1,419,663
Laureate Education, Inc. 10% 9/1/19 (b)(d)	53,339,000	55,672,581
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,410,000	1,439,963
The GEO Group, Inc. 6% 4/15/26	2,175,000	2,191,313
The ServiceMaster Co. 5.125% 11/15/24 (b)	4,270,000	4,323,375
United Rentals North America, Inc.:
5.5% 5/15/27	5,110,000	5,154,713
5.875% 9/15/26	8,795,000	9,135,806
		170,205,682
Steel - 0.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	550,000	595,375
Commercial Metals Co. 4.875% 5/15/23	4,115,000	4,197,300
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	3,775,000	3,831,625
		8,624,300
Super Retail - 0.7%
Asbury Automotive Group, Inc. 6% 12/15/24	6,975,000	7,131,938
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(d)	3,002,828	1,257,434
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	10,985,000	4,943,250
9% 3/15/19 (b)	3,090,000	1,483,200
DBP Holding Corp. 7.75% 10/15/20 (b)	15,040,000	10,377,600
JC Penney Corp., Inc.:
6.375% 10/15/36	2,125,000	1,715,938
7.4% 4/1/37	2,355,000	2,019,413
Netflix, Inc. 4.375% 11/15/26 (b)	2,135,000	2,094,969
		31,023,742
Technology - 2.5%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,269,125
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	12,715,000	5,880,688
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,520,000	5,090,650
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)	8,920,000	9,409,378
7.125% 6/15/24 (b)	4,970,000	5,441,549
Lucent Technologies, Inc.:
6.45% 3/15/29	19,542,000	20,380,352
6.5% 1/15/28	1,395,000	1,450,800
Micron Technology, Inc.:
5.25% 1/15/24 (b)	14,815,000	14,874,260
5.5% 2/1/25	1,140,000	1,145,700
7.5% 9/15/23 (b)	5,625,000	6,243,750
Nuance Communications, Inc. 5.625% 12/15/26 (b)	12,835,000	12,818,956
Open Text Corp. 5.875% 6/1/26 (b)	4,800,000	5,028,000
Parametric Technology Corp. 6% 5/15/24	1,745,000	1,858,373
Qorvo, Inc. 6.75% 12/1/23	2,780,000	3,030,061
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,910,000	4,971,375
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,230,617
		106,123,634
Telecommunications - 8.0%
Altice Financing SA:
6.5% 1/15/22 (b)	1,140,000	1,188,450
7.5% 5/15/26 (b)	10,735,000	11,325,425
Altice Finco SA:
7.625% 2/15/25 (b)	7,170,000	7,411,988
8.125% 1/15/24 (b)	26,760,000	28,432,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,990,999
Cincinnati Bell, Inc. 7% 7/15/24 (b)	4,765,000	5,033,031
Columbus International, Inc. 7.375% 3/30/21 (b)	9,805,000	10,417,813
CommScope Technologies Finance LLC 6% 6/15/25 (b)	2,890,000	3,079,671
Frontier Communications Corp.:
8.875% 9/15/20	3,185,000	3,392,025
10.5% 9/15/22	8,270,000	8,616,348
11% 9/15/25	17,565,000	17,762,606
GCI, Inc. 6.875% 4/15/25	3,450,000	3,588,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23	8,320,000	5,824,000
7.5% 4/1/21	2,980,000	2,309,500
8% 2/15/24 (b)	4,960,000	5,146,000
Intelsat Luxembourg SA 7.75% 6/1/21	1,257,000	436,808
Level 3 Financing, Inc.:
5.125% 5/1/23	4,440,000	4,473,300
5.25% 3/15/26 (b)	4,965,000	4,946,381
5.375% 1/15/24	12,255,000	12,392,869
Neptune Finco Corp.:
6.625% 10/15/25 (b)	4,865,000	5,308,931
10.125% 1/15/23 (b)	6,795,000	7,877,987
10.875% 10/15/25 (b)	6,085,000	7,241,150
Sable International Finance Ltd. 6.875% 8/1/22 (b)	11,015,000	11,558,921
SFR Group SA:
6% 5/15/22 (b)	13,155,000	13,533,206
6.25% 5/15/24 (b)	3,895,000	3,919,344
7.375% 5/1/26 (b)	10,300,000	10,570,375
Sprint Capital Corp. 6.875% 11/15/28	7,894,000	8,130,820
Sprint Communications, Inc. 6% 11/15/22	16,860,000	17,112,900
Sprint Corp.:
7.125% 6/15/24	8,670,000	9,060,150
7.25% 9/15/21	15,180,000	16,265,370
7.875% 9/15/23	23,950,000	26,165,375
T-Mobile U.S.A., Inc.:
6% 4/15/24	12,105,000	12,861,563
6.5% 1/15/26	4,370,000	4,801,538
6.625% 4/1/23	14,270,000	15,164,729
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	3,650,000	3,914,625
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,079,175
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	12,135,000	12,347,363
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	3,005,000	3,076,519
		336,757,755
Transportation Ex Air/Rail - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	12,370,000	11,225,775
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	30,070,000	20,616,744
8.125% 2/15/19	16,951,000	13,158,214
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,350,000	3,094,563
Teekay Corp. 8.5% 1/15/20	19,085,000	18,798,725
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	15,050,000	2,633,750
		69,527,771
Utilities - 3.9%
Calpine Corp. 5.5% 2/1/24	2,425,000	2,364,375
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	7,645,000	8,079,771
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,605,000	7,920,608
Dynegy, Inc.:
7.375% 11/1/22	21,380,000	21,112,750
7.625% 11/1/24	42,545,000	40,524,113
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	10,430,000	10,038,875
7% 6/15/23	16,755,000	16,461,788
InterGen NV 7% 6/30/23 (b)	26,695,000	24,359,188
NRG Energy, Inc. 7.875% 5/15/21	395,000	409,813
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	8,601,671	9,311,308
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,150,000	2,193,000
PPL Energy Supply LLC:
4.6% 12/15/21	6,590,000	5,354,375
6.5% 6/1/25	5,640,000	4,554,300
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)	4,125,000	3,990,938
The AES Corp. 6% 5/15/26	9,475,000	9,806,625
		166,481,827

TOTAL NONCONVERTIBLE BONDS		3,267,155,412

TOTAL CORPORATE BONDS
(Cost $3,271,023,346)		3,271,001,250
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. (f)	180,386	6,068,185
Chassix Holdings, Inc. warrants 7/29/20 (f)	48,708	453,959
Motors Liquidation Co. GUC Trust (f)	49,155	388,816

TOTAL AUTOMOTIVE & AUTO PARTS		6,910,960

Banks & Thrifts - 0.1%
CIT Group, Inc.	49,400	2,034,786
Environmental - 0.0%
Tervita Corp. Class A	116,053	831,212
Metals/Mining - 0.0%
Aleris Corp. (f)(g)	46,900	445,081
Walter Energy GUC Trust (g)	138	37,329
Warrior Met Coal LLC Class A (g)	3,949	1,068,205

TOTAL METALS/MINING		1,550,615

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(h)	520,065	624,078
Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. (f)(i)	771,100	1,511,356
Tricer Holdco SCA (g)	220,288	1,515,581

TOTAL TRANSPORTATION EX AIR/RAIL		3,026,937

TOTAL COMMON STOCKS
(Cost $61,854,072)		14,978,588

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25% (f)	12,650	15,081,963
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75% (f)	29,700	18,859,500

TOTAL CONVERTIBLE PREFERRED STOCKS		33,941,463

Nonconvertible Preferred Stocks - 0.8%
Environmental - 0.8%
Tervita Corp. Series A	4,769,117	34,158,056
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (g)	97,905,800	979,058

TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,137,114

TOTAL PREFERRED STOCKS
(Cost $63,213,550)		69,078,577
	Principal Amount	Value

Bank Loan Obligations - 6.4%
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.9578% 2/28/20 (d)	5,144,872	5,132,010
Automotive & Auto Parts - 0.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 1/25/24 (j)	377,273	380,102
Tranche 2LN, term loan 1/25/24 (j)	37,727	38,010
Chassix, Inc. term loan 12% 7/29/19	2,094,947	2,094,947

TOTAL AUTOMOTIVE & AUTO PARTS		2,513,059

Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	4,700,303	4,710,738
Cable/Satellite TV - 0.5%
Charter Communication Operating LLC term loan:
2.7694% 7/1/20 (d)	4,635,835	4,645,246
2.7694% 1/3/21 (d)	2,170,000	2,172,409
Virgin Media Bristol LLC Tranche 1LN, term loan 3.5172% 1/31/25 (d)	6,510,000	6,546,651
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (d)	4,837,875	4,857,372
Zayo Group LLC:
Tranche 1LN, term loan 1/19/24 (j)	313,625	316,109
Tranche B 1LN, term loan 3.5% 1/19/24 (d)	651,375	656,534

TOTAL CABLE/SATELLITE TV		19,194,321

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 3.7703% 8/21/23 (d)	3,306,323	3,324,937
SRAM LLC. Tranche B, term loan 4.0211% 4/10/20 (d)	5,209,398	5,189,863

TOTAL CAPITAL GOODS		8,514,800

Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	3,165,398	3,175,939
Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (d)	5,241,863	5,254,443
Energy - 0.4%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (d)	5,080,000	5,711,901
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (d)	3,935,000	3,566,094
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	7,202,872	5,303,114

TOTAL ENERGY		14,581,109

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3.0283% 1/31/21 (d)	3,922,875	3,944,137
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (d)	4,835,000	4,895,438
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	16,314,697	16,392,845
Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (d)	6,731,808	6,360,145
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (d)	3,853,150	3,752,968
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (d)	7,342,051	7,348,145
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (d)	17,632,883	17,493,230

TOTAL HEALTHCARE		34,954,488

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (d)	1,635,000	1,640,723
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	20,827,440	20,895,754

TOTAL INSURANCE		22,536,477

Services - 1.5%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (d)	9,404,392	9,075,239
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (d)	6,868,212	6,852,759
Garda World Security Corp.:
term loan:
4% 11/8/20 (d)	3,263,411	3,265,858
5.75% 11/8/20 (d)	513,713	514,098
Tranche DD, term loan 4% 11/8/20 (d)	566,887	567,312
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (d)	40,280,016	40,646,967

TOTAL SERVICES		60,922,233

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (d)	4,278,500	4,301,689
Super Retail - 0.6%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	9,599,305	8,202,606
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (d)	20,117,980	11,210,744
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	6,389,638	6,277,820

TOTAL SUPER RETAIL		25,691,170

Technology - 0.2%
Information Resources, Inc. Tranche B 1LN, term loan 5.25% 1/18/24 (d)	910,000	917,963
Kronos, Inc. term loan 5% 11/1/23 (d)	8,685,000	8,777,322
Solera LLC Tranche B, term loan 5.75% 3/3/23 (d)	245,000	247,484

TOTAL TECHNOLOGY		9,942,769

Telecommunications - 0.3%
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (d)	4,579,148	4,609,691
Radiate Holdco LLC Tranche B, term loan 3.78% 12/8/23 (d)	6,525,000	6,572,894
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (j)	2,985,000	2,988,731

TOTAL TELECOMMUNICATIONS		14,171,316

Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 6% 11/30/23 (d)	7,255,000	7,291,275
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0172% 12/14/23 (d)	1,770,000	1,787,700

TOTAL UTILITIES		9,078,975

TOTAL BANK LOAN OBLIGATIONS
(Cost $272,833,892)		269,907,956

Preferred Securities - 5.3%
Banks & Thrifts - 5.3%
Bank of America Corp.:
6.1% (d)(k)	5,230,000	5,573,013
6.25% (d)(k)	3,190,000	3,412,423
Barclays Bank PLC 7.625% 11/21/22	18,860,000	20,937,726
Barclays PLC:
6.625% (d)(k)	22,135,000	21,472,795
8.25% (d)(k)	15,517,000	16,364,321
BNP Paribas SA 6.75% (b)(d)(k)	7,700,000	7,717,999
Citigroup, Inc.:
5.875% (d)(k)	31,510,000	33,144,146
6.3% (d)(k)	5,300,000	5,484,570
Credit Agricole SA:
6.625% (b)(d)(k)	5,565,000	5,515,533
7.875% (b)(d)(k)	14,001,000	14,381,295
8.125% (b)(d)(k)	4,855,000	5,205,180
Credit Suisse Group AG:
6.25% (b)(d)(k)	3,080,000	3,061,448
7.5% (b)(d)(k)	4,680,000	5,000,928
Deutsche Bank AG 7.5% (d)(k)	2,850,000	2,771,404
Goldman Sachs Group, Inc. 5.375% (d)(k)	3,240,000	3,354,811
JPMorgan Chase & Co.:
5.3% (d)(k)	5,465,000	5,697,370
6.125% (d)(k)	3,995,000	4,182,235
6.75% (d)(k)	3,065,000	3,457,810
Lloyds Banking Group PLC 7.5% (d)(k)	13,540,000	14,146,457
Royal Bank of Scotland Group PLC:
7.5% (d)(k)	17,480,000	17,075,775
8% (d)(k)	4,100,000	4,007,600
8.625% (d)(k)	9,285,000	9,660,172
Societe Generale:
6% (b)(d)(k)	1,130,000	1,049,011
8% (b)(d)(k)	9,145,000	9,466,212
TOTAL PREFERRED SECURITIES
(Cost $215,643,044)		222,140,234
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.62% (l)	310,377,428	310,439,503
Fidelity Securities Lending Cash Central Fund 0.65% (l)(m)	231,558	231,605
TOTAL MONEY MARKET FUNDS
(Cost $310,646,210)		310,671,108
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $4,195,214,114)		4,157,777,713
NET OTHER ASSETS (LIABILITIES) - 1.7%		73,129,610
NET ASSETS - 100%		$4,230,907,323

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,616,762,015 or 38.2% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,045,254 or 0.1% of net assets.

 (h) Affiliated company

 (i) Security or a portion of the security is on loan at period end.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	3/11/11	$2,860,900
Tricer Holdco SCA	12/19/16	$4,423,093
Tricer Holdco SCA	12/19/16	$2,857,323
Walter Energy GUC Trust	7/18/16	$41,094
Warrior Met Coal LLC Class A	6/4/14 - 7/8/14	$7,623,332

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$870,972
Fidelity Securities Lending Cash Central Fund	35,152
Total	$906,124

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$754,094	$--	$--	$--	$624,078
Total	$754,094	$--	$--	$--	$624,078

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,522,144	$--	$--	$6,522,144
Energy	19,965,034	--	18,859,500	1,105,534
Financials	17,505,565	17,505,565	--	--
Industrials	38,995,263	1,511,356	--	37,483,907
Materials	445,081	--	--	445,081
Telecommunication Services	624,078	624,078	--	--
Corporate Bonds	3,271,001,250	--	3,271,001,240	10
Bank Loan Obligations	269,907,956	--	267,813,009	2,094,947
Preferred Securities	222,140,234	--	222,140,234	--
Money Market Funds	310,671,108	310,671,108	--	--
Total Investments in Securities:	$4,157,777,713	$330,312,107	$3,779,813,983	$47,651,623

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$13,873,700
Net Realized Gain (Loss) on Investment Securities	4,147
Net Unrealized Gain (Loss) on Investment Securities	(19,957,080)
Cost of Purchases	61,783,629
Proceeds of Sales	(8,053,906)
Amortization/Accretion	1,133
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$47,651,623
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(23,633,052)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$10	Recovery value	Recovery value	0.0%	Increase
Equities	$45,556,666	Book value	Book value multiple	1.0	Increase
		Market approach	Discount rate	15.0%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 10.2%	Decrease
		Market comparable	Transaction price	$0.01	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.5 - 10.0 / 9.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $4,177,866,661. Net unrealized depreciation aggregated $20,088,948, of which $183,340,667 related to appreciated investment securities and $203,429,615 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2017

SDH-QTLY-0317
1.969440.103

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.9%
	Principal Amount	Value
Aerospace - 1.4%
TransDigm, Inc.:
6% 7/15/22	$1,010,000	$1,017,575
6.375% 6/15/26 (a)	500,000	492,500

TOTAL AEROSPACE		1,510,075

Air Transportation - 4.1%
Air Canada 7.75% 4/15/21 (a)	840,000	945,000
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	74,959
Allegiant Travel Co. 5.5% 7/15/19	785,000	806,588
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	494,312
5.5% 10/1/19 (a)	485,000	502,884
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,076,350
United Continental Holdings, Inc.:
6% 12/1/20	45,000	47,925
6.375% 6/1/18	500,000	524,375

TOTAL AIR TRANSPORTATION		4,472,393

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,344
Automotive & Auto Parts - 0.4%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,093
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)	200,000	201,290
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	156,300

TOTAL AUTOMOTIVE & AUTO PARTS		456,683

Banks & Thrifts - 1.1%
Bank of America Corp. 2.625% 4/19/21	250,000	248,088
Citigroup, Inc. 2.9% 12/8/21	200,000	199,320
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	252,028
Goldman Sachs Group, Inc. 2.625% 4/25/21	100,000	99,301
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	199,431
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	199,055

TOTAL BANKS & THRIFTS		1,197,223

Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	496,000	505,920
Building Materials - 1.7%
CEMEX Finance LLC 9.375% 10/12/22 (a)	300,000	326,610
CEMEX S.A.B. de CV:
6.5% 12/10/19 (a)	920,000	972,900
7.25% 1/15/21 (a)	400,000	427,500
Standard Industries, Inc. 5.125% 2/15/21 (a)	120,000	125,400

TOTAL BUILDING MATERIALS		1,852,410

Cable/Satellite TV - 4.6%
Altice SA 7.75% 5/15/22 (a)	1,000,000	1,061,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,000,000	2,075,000
5.125% 5/1/23 (a)	700,000	726,250
CSC Holdings LLC 6.75% 11/15/21	885,000	961,110
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	202,186

TOTAL CABLE/SATELLITE TV		5,025,796

Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	212,824
Chemicals - 0.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	59,860
3.45% 6/1/23	460,000	431,250
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	525,938

TOTAL CHEMICALS		1,017,048

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (a)(b)	35,811	36,393
4.1557% 5/15/21 (a)(b)	200,000	205,250
4.625% 5/15/23 (a)	300,000	302,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.5232% 7/15/21 (a)(b)	50,000	51,438

TOTAL CONTAINERS		595,894

Diversified Financial Services - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	305,628
Discover Financial Services 6.45% 6/12/17	200,000	203,403
FLY Leasing Ltd. 6.75% 12/15/20	65,000	68,006
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	100,469
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,880,000	1,901,150
5.875% 2/1/22	85,000	85,106
6% 8/1/20	370,000	379,065
6.25% 2/1/22 (a)	740,000	745,550
ILFC E-Capital Trust I 4.67% 12/21/65 (a)(b)	605,000	542,988
ILFC E-Capital Trust II 4.92% 12/21/65 (a)(b)	150,000	134,625
IntercontinentalExchange, Inc. 2.75% 12/1/20	250,000	253,953
Moody's Corp. 5.5% 9/1/20	200,000	219,373
Morgan Stanley 2.5% 4/21/21	250,000	246,823
NiSource Finance Corp. 5.45% 9/15/20	102,000	111,916
Springleaf Financial Corp. 7.75% 10/1/21	212,000	221,010

TOTAL DIVERSIFIED FINANCIAL SERVICES		5,519,065

Diversified Media - 2.3%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	213,441
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,348,875

TOTAL DIVERSIFIED MEDIA		2,562,316

Energy - 12.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	214,963
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	61,575
Baytex Energy Corp. 5.125% 6/1/21 (a)	200,000	185,000
Calfrac Holdings LP 7.5% 12/1/20 (a)	145,000	134,850
Chesapeake Energy Corp.:
4.875% 4/15/22	850,000	790,500
6.125% 2/15/21	45,000	44,424
8% 12/15/22 (a)	200,000	213,500
Denbury Resources, Inc. 6.375% 8/15/21	250,000	228,750
Ensco PLC 8% 1/31/24 (a)	1,132,000	1,174,541
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	240,000	237,600
Forbes Energy Services Ltd. 9% 6/15/19 (c)	345,000	207,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	30,300
FTS International, Inc.:
6.25% 5/1/22	65,000	58,955
8.4634% 6/15/20 (a)(b)	60,000	61,425
Gibson Energy, Inc. 6.75% 7/15/21 (a)	80,000	83,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	120,000	68,700
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	412,775
Nabors Industries, Inc. 5.5% 1/15/23 (a)	83,000	86,735
Noble Holding International Ltd. 4.625% 3/1/21	626,000	597,830
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	100,000	102,375
Petroleos Mexicanos 3.5% 7/18/18	250,000	252,425
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	100,116
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,330,000	1,436,400
6.25% 3/15/22	300,000	334,500
SM Energy Co. 6.5% 11/15/21	700,000	721,875
Southwestern Energy Co. 7.5% 2/1/18	60,000	62,550
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	960,000	981,600
6.375% 4/1/23	135,000	138,578
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	210,105
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	801,244
5.875% 10/1/20	210,000	215,775
6.125% 10/15/21	10,000	10,463
6.25% 10/15/22	365,000	388,725
The Williams Companies, Inc. 3.7% 1/15/23	1,020,000	1,002,150
Weatherford International Ltd.:
4.5% 4/15/22	70,000	62,300
7.75% 6/15/21	35,000	36,138
Western Gas Partners LP 2.6% 8/15/18	200,000	201,165
Whiting Petroleum Corp.:
5% 3/15/19	500,000	508,750
6.5% 10/1/18	125,000	125,000
WPX Energy, Inc. 6% 1/15/22	720,000	748,800

TOTAL ENERGY		13,333,457

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	277,267	204,744
Food & Drug Retail - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	80,000	65,984
Perrigo Finance PLC 3.5% 12/15/21	200,000	201,078
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	160,000

TOTAL FOOD & DRUG RETAIL		427,062

Food/Beverage/Tobacco - 1.9%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	201,175
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	20,000	19,600
Darling International, Inc. 5.375% 1/15/22	415,000	430,874
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	201,946
JBS Investments GmbH 7.75% 10/28/20 (a)	640,000	676,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	309,900
Vector Group Ltd. 7.75% 2/15/21	185,000	192,770

TOTAL FOOD/BEVERAGE/TOBACCO		2,033,065

Gaming - 3.7%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	62,400
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)(d)	20,000	20,575
MCE Finance Ltd. 5% 2/15/21 (a)	690,000	693,450
Wynn Macau Ltd. 5.25% 10/15/21 (a)	3,200,000	3,266,006

TOTAL GAMING		4,042,431

Healthcare - 7.7%
Abbott Laboratories 5.125% 4/1/19	200,000	212,292
Community Health Systems, Inc.:
5.125% 8/15/18	41,000	41,128
6.875% 2/1/22	225,000	163,688
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	1,200,000	1,246,500
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	216,327
HCA Holdings, Inc. 6.25% 2/15/21	2,800,000	3,003,000
Kindred Healthcare, Inc. 8% 1/15/20	900,000	886,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	465,000	458,025
Mylan N.V. 3.15% 6/15/21 (a)	200,000	197,326
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	194,318
Tenet Healthcare Corp.:
4.375% 10/1/21	700,000	703,941
4.75% 6/1/20	200,000	203,000
7.5% 1/1/22 (a)	45,000	48,263
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	125,000	98,750
6.75% 8/15/18 (a)	540,000	532,575
VPI Escrow Corp. 6.375% 10/15/20 (a)	195,000	170,869

TOTAL HEALTHCARE		8,376,502

Homebuilders/Real Estate - 3.4%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	415,000	451,313
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	154,643
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	309,000
DDR Corp. 4.75% 4/15/18	150,000	153,851
Essex Portfolio LP 5.5% 3/15/17	250,000	251,245
Lennar Corp. 4.125% 1/15/22	110,000	110,930
M/I Homes, Inc. 6.75% 1/15/21	140,000	146,485
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,422
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	86,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	77,039
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	214,858
William Lyon Homes, Inc. 5.75% 4/15/19	1,535,000	1,550,350

TOTAL HOMEBUILDERS/REAL ESTATE		3,656,836

Insurance - 0.3%
American International Group, Inc. 3.3% 3/1/21	200,000	205,055
ING U.S., Inc. 2.9% 2/15/18 (b)	153,000	154,634

TOTAL INSURANCE		359,689

Leisure - 0.9%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	45,000	47,025
NCL Corp. Ltd. 4.75% 12/15/21 (a)	235,000	236,951
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	206,250
7.25% 11/30/21 (a)	500,000	528,225

TOTAL LEISURE		1,018,451

Metals/Mining - 2.0%
First Quantum Minerals Ltd. 7.25% 5/15/22 (a)	500,000	510,000
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	199,400
3.55% 3/1/22	1,000,000	935,000
Lundin Mining Corp. 7.5% 11/1/20 (a)	20,000	21,208
Murray Energy Corp. 11.25% 4/15/21 (a)	150,000	108,938
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	200,000	203,000
Teck Resources Ltd. 4.75% 1/15/22	185,000	189,625

TOTAL METALS/MINING		2,167,171

Publishing/Printing - 0.1%
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	128,700
Restaurants - 0.2%
McDonald's Corp. 2.75% 12/9/20	200,000	202,743
Services - 2.4%
Air Lease Corp. 2.125% 1/15/20	200,000	197,517
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	300,000	263,250
APX Group, Inc.:
6.375% 12/1/19	1,575,000	1,626,188
8.75% 12/1/20	190,000	197,125
Garda World Security Corp. 7.25% 11/15/21 (a)	310,000	296,825

TOTAL SERVICES		2,580,905

Super Retail - 1.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	143,415
JC Penney Corp., Inc.:
5.65% 6/1/20	759,000	747,615
8.125% 10/1/19	260,000	275,275

TOTAL SUPER RETAIL		1,166,305

Technology - 4.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	208,752
EMC Corp. 2.65% 6/1/20	240,000	232,710
Micron Technology, Inc. 5.875% 2/15/22	2,300,000	2,390,551
Nuance Communications, Inc. 5.375% 8/15/20 (a)	216,000	221,400
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,000,000	1,016,250
4.125% 6/1/21 (a)	400,000	412,960
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (a)	75,000	51,563
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	285,000	300,498

TOTAL TECHNOLOGY		4,834,684

Telecommunications - 11.9%
Altice Financing SA:
6.5% 1/15/22 (a)	600,000	625,500
6.625% 2/15/23 (a)	200,000	209,500
AT&T, Inc. 2.8% 2/17/21	200,000	199,152
Columbus International, Inc. 7.375% 3/30/21 (a)	2,000,000	2,125,000
Intelsat Jackson Holdings SA 7.25% 10/15/20	560,000	439,600
MetroPCS Wireless, Inc. 6.625% 11/15/20	130,000	133,250
Sable International Finance Ltd. 6.875% 8/1/22 (a)	800,000	839,504
SFR Group SA 6% 5/15/22 (a)	1,000,000	1,028,750
Sprint Communications, Inc.:
6% 11/15/22	2,515,000	2,552,725
7% 3/1/20 (a)	750,000	814,688
9% 11/15/18 (a)	115,000	125,925
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,294,763
6.542% 4/28/20	465,000	478,369
6.731% 4/28/22	305,000	317,200
Verizon Communications, Inc. 3.65% 9/14/18	250,000	258,015
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,070,000	1,088,725
7.375% 4/23/21 (a)	400,000	415,960

TOTAL TELECOMMUNICATIONS		12,946,626

Transportation Ex Air/Rail - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	630,000	571,725
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	80,000	73,900
Teekay Corp. 8.5% 1/15/20	40,000	39,400

TOTAL TRANSPORTATION EX AIR/RAIL		685,025

Utilities - 4.5%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,883,250
DCP Midstream Operating LP 2.5% 12/1/17	100,000	99,750
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	258,000	268,707
DPL, Inc. 6.75% 10/1/19	855,000	872,100
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	135,000	129,938
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	865,000	836,888
The AES Corp.:
3.9307% 6/1/19 (b)	28,000	28,035
4.875% 5/15/23	5,000	4,975
7.375% 7/1/21	280,000	315,000
Williams Partners LP 5.25% 3/15/20	200,000	216,636
Xcel Energy, Inc. 2.6% 3/15/22	200,000	199,630

TOTAL UTILITIES		4,854,909

TOTAL NONCONVERTIBLE BONDS
(Cost $86,772,763)		88,149,296
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (Escrow)	57,911	57,911
Southwestern Energy Co. (e)	875	7,884

TOTAL COMMON STOCKS
(Cost $68,348)		65,795

Convertible Preferred Stocks - 0.1%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	139,419
	Principal Amount	Value

Bank Loan Obligations - 13.3%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.9833% 6/4/21 (b)	290,615	289,572
Tranche F, term loan 3.7783% 6/9/23 (b)	433,910	432,630

TOTAL AEROSPACE		722,202

Air Transportation - 0.6%
American Airlines, Inc.:
Tranche B, term loan 3.2633% 10/10/21 (b)	349,781	351,677
Tranche B, term loan 3.2672% 12/14/23 (b)	300,000	301,275

TOTAL AIR TRANSPORTATION		652,952

Automotive & Auto Parts - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 1/25/24 (f)	13,636	13,739
Tranche 2LN, term loan:
1/25/24 (f)	1,364	1,374
1/25/25 (f)	5,000	5,050

TOTAL AUTOMOTIVE & AUTO PARTS		20,163

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.2656% 10/4/23 (b)	164,588	165,616
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	98,420	98,638

TOTAL BROADCASTING		264,254

Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5261% 10/31/23 (b)	215,000	216,729
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (b)	280,553	282,306
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	279,300	281,395

TOTAL BUILDING MATERIALS		780,430

Cable/Satellite TV - 0.8%
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	224,438	225,342
Zayo Group LLC:
term loan 2.7694% 1/19/21 (b)	145,000	145,664
Tranche 1LN, term loan 1/19/24 (f)	11,375	11,465
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	23,625	23,812
Ziggo Secured Finance Partnership:
Tranche D, term loan 3.7672% 8/31/24 (b)	180,000	179,888
Tranche E, term loan 4/23/25 (f)	345,000	345,683

TOTAL CABLE/SATELLITE TV		931,854

Capital Goods - 0.1%
Rexnord LLC Tranche B, term loan 3.7703% 8/21/23 (b)	125,027	125,731
Containers - 1.0%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (b)	80,000	81,066
Tranche B 1LN, term loan 4.25% 12/7/23 (b)	160,000	161,400
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (b)	236,501	238,984
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	309,225	309,967
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	275,443	277,509

TOTAL CONTAINERS		1,068,926

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	94,250
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	24,563	24,245
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	130,000	131,707

TOTAL DIVERSIFIED FINANCIAL SERVICES		250,202

Energy - 0.3%
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	299,250	302,491
Food & Drug Retail - 0.3%
Albertson's LLC term loan 4.0614% 6/22/23 (b)	38,095	38,314
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (b)	315,000	315,655

TOTAL FOOD & DRUG RETAIL		353,969

Food/Beverage/Tobacco - 0.1%
Pinnacle Foods Finance LLC Tranche B, term loan 1/27/24 (f)	115,000	115,216
Gaming - 0.2%
Scientific Games Corp. Tranche B 2LN, term loan 6.0078% 10/1/21 (b)	235,200	236,818
Healthcare - 0.8%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	380,000	383,682
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	20,000	20,133
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	280,000	282,332
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5.02% 2/13/19 (b)	139,763	139,822

TOTAL HEALTHCARE		825,969

Metals/Mining - 0.4%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (b)	285,000	277,963
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	199,475	189,002

TOTAL METALS/MINING		466,965

Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	44,775	42,406
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	455,607	455,771

TOTAL PUBLISHING/PRINTING		498,177

Services - 1.6%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	258,030	248,999
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	67,900	67,747
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	416,152	416,464
Tranche DD, term loan 4% 11/8/20 (b)	97,781	97,854
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	219,027	221,022
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	367,051	365,674
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	300,000	305,124

TOTAL SERVICES		1,722,884

Super Retail - 1.1%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23(b)	500,000	484,140
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 1/26/25 (f)	65,000	65,650
Tranche B 1LN, term loan 1/26/24 (f)	70,000	69,803
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	172,657	172,388
PetSmart, Inc. term loan 4% 3/11/22 (b)	379,116	375,496

TOTAL SUPER RETAIL		1,167,477

Technology - 2.0%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	430,000	428,388
Compuware Corp. term loan 9.25% 12/15/22 (b)	254,691	255,435
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	141,131	141,660
Kronos, Inc. term loan:
5% 11/1/23 (b)	395,000	399,199
9.25% 11/1/24 (b)	100,000	103,200
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	45,000	45,233
10% 1/20/25 (b)	105,000	104,160
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	55,000	55,432
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	164,997	167,472
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	448,875	450,558

TOTAL TECHNOLOGY		2,150,737

Telecommunications - 0.8%
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	49,553	49,800
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	269,919	271,719
Radiate Holdco LLC Tranche B, term loan 3.78% 12/8/23 (b)	375,000	377,753
Sprint Communications, Inc. Tranche B, term loan 2/29/24 (f)	115,000	115,144
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	10,000	10,000

TOTAL TELECOMMUNICATIONS		824,416

Transportation Ex Air/Rail - 0.3%
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	390,000	387,399
Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (b)	259,305	259,144
Calpine Corp.:
Tranche B 6LN, term loan 3.75% 1/1/23 (b)	168,300	169,205
Tranche B, term loan 3.0673% 11/30/17 (b)	180,000	180,000

TOTAL UTILITIES		608,349

TOTAL BANK LOAN OBLIGATIONS
(Cost $14,347,121)		14,477,581

Bank Notes - 0.2%
Regions Bank 7.5% 5/15/18
(Cost $265,210)	250,000	267,229
TOTAL BANK NOTES
(Cost $265,210)		267,229

Preferred Securities - 0.5%
Banks & Thrifts - 0.5%
Citigroup, Inc.:
5.95% (b)(g)	$100,000	$103,007
5.95% (b)(g)	10,000	10,625
Royal Bank of Scotland Group PLC 7.5% (b)(g)	400,000	390,750
TOTAL PREFERRED SECURITIES
(Cost $493,905)		504,382
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.62% (h)
(Cost $8,390,174)	8,389,051	8,390,728
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $110,449,218)		111,994,430
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,052,946)
NET ASSETS - 100%		$108,941,484

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,150,284 or 34.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,031
Total	$18,031

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$205,214	$147,303	$--	$57,911
Corporate Bonds	88,149,296	--	88,149,296	--
Bank Loan Obligations	14,477,581	--	14,477,581	--
Bank Notes	267,229	--	267,229	--
Preferred Securities	504,382	--	504,382	--
Money Market Funds	8,390,728	8,390,728	--	--
Total Investments in Securities:	$111,994,430	$8,538,031	$103,398,488	$57,911

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $110,274,366. Net unrealized appreciation aggregated $1,720,064 of which $2,256,764 related to appreciated investment securities and $536,700 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017